UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:       04/30/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	April 30, 2022

Invesco Charter Fund

Nasdaq:

A: CHTRX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX ∎ R6: CHFTX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.47%
Class C Shares	-12.76
Class R Shares	-12.55
Class S Shares	-12.43
Class Y Shares	-12.37
Class R5 Shares	-12.33
Class R6 Shares	-12.32
S&P 500 Index▼ (Broad Market Index)	-9.65
Russell 1000 Index▼ (Style-Specific Index)	-11.29

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Charter Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (11/26/68)	10.37%
10 Years	8.53
5 Years	7.82
1 Year	-9.88
Class C Shares
Inception (8/4/97)	5.87%
10 Years	8.49
5 Years	8.24
1 Year	-6.15
Class R Shares
Inception (6/3/02)	7.11%
10 Years	8.88
5 Years	8.78
1 Year	-4.85
Class S Shares
Inception (9/25/09)	9.23%
10 Years	9.25
5 Years	9.15
1 Year	-4.58
Class Y Shares
Inception (10/3/08)	9.00%
10 Years	9.42
5 Years	9.32
1 Year	-4.43
Class R5 Shares
Inception (7/30/91)	8.42%
10 Years	9.50
5 Years	9.38
1 Year	-4.39
Class R6 Shares
10 Years	9.56%
5 Years	9.46
1 Year	-4.33

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Charter Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Charter Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.81%
Aerospace & Defense–2.05%
Raytheon Technologies Corp.	688,785	$65,372,584

Agricultural & Farm Machinery–1.37%
Deere & Co.	115,793	43,717,647

Air Freight & Logistics–2.87%
United Parcel Service, Inc., Class B	507,424	91,326,171

Application Software–2.03%
Manhattan Associates, Inc.(b)	74,786	9,763,312

salesforce.com, inc.(b)	217,871	38,332,224

Workday, Inc., Class A(b)	79,960	16,527,732

		64,623,268

Automobile Manufacturers–1.82%
General Motors Co.(b)	825,385	31,290,345

Tesla, Inc.(b)	30,558	26,608,684

		57,899,029

Automotive Retail–1.23%
CarMax, Inc.(b)(c)	157,865	13,541,660

O’Reilly Automotive, Inc.(b)	42,298	25,655,852

		39,197,512

Biotechnology–0.88%
Seagen, Inc.(b)	215,204	28,193,876

Cable & Satellite–0.98%
Comcast Corp., Class A	787,577	31,314,061

Commodity Chemicals–0.76%
Valvoline, Inc.	805,504	24,350,386

Communications Equipment–1.04%
Motorola Solutions, Inc.	154,682	33,053,997

Construction Materials–1.29%
Vulcan Materials Co.	237,707	40,954,539

Consumer Finance–1.73%
American Express Co.	316,283	55,257,803

Data Processing & Outsourced Services–1.92%
Fiserv, Inc.(b)	461,879	45,227,192

PayPal Holdings, Inc.(b)	181,223	15,934,938

		61,162,130

Distillers & Vintners–0.69%
Constellation Brands, Inc., Class A	89,533	22,033,176

Diversified Banks–1.45%
JPMorgan Chase & Co.	386,699	46,156,393

Electric Utilities–1.90%
FirstEnergy Corp.	1,400,510	60,656,088

Electrical Components & Equipment–0.26%
Rockwell Automation, Inc.	32,518	8,216,323

	Shares	Value

Environmental & Facilities Services–0.71%
Waste Connections, Inc.	164,449	$22,689,029

Financial Exchanges & Data–1.26%
Intercontinental Exchange, Inc.	347,364	40,228,225

Food Distributors–1.06%
Sysco Corp.	395,420	33,800,502

General Merchandise Stores–1.42%
Target Corp.	197,207	45,091,381

Health Care Facilities–2.14%
HCA Healthcare, Inc.	216,289	46,404,805

Tenet Healthcare Corp.(b)	302,329	21,921,876

		68,326,681

Health Care Services–2.16%
CVS Health Corp.	714,690	68,703,150

Health Care Supplies–1.12%
Cooper Cos., Inc. (The)	98,546	35,579,048

Health Care Technology–0.26%
Doximity, Inc., Class A(b)(c)	208,431	8,310,144

Home Improvement Retail–0.27%
Floor & Decor Holdings, Inc., Class A(b)(c)	109,067	8,694,821

Homebuilding–0.74%
D.R. Horton, Inc.	338,072	23,526,430

Hotels, Resorts & Cruise Lines–1.26%
Airbnb, Inc., Class A(b)	261,756	40,103,637

Household Products–3.16%
Procter & Gamble Co. (The)	628,120	100,844,666

Industrial Conglomerates–0.27%
Honeywell International, Inc.	44,618	8,634,029

Industrial Machinery–1.47%
Otis Worldwide Corp.	641,278	46,710,689

Industrial REITs–3.06%
Prologis, Inc.	609,058	97,625,907

Integrated Oil & Gas–1.96%
Exxon Mobil Corp.	733,728	62,550,312

Integrated Telecommunication Services–1.54%
Verizon Communications, Inc.	1,058,026	48,986,604

Interactive Media & Services–3.33%
Alphabet, Inc., Class A(b)	46,499	106,119,553

Internet & Direct Marketing Retail–4.74%
Amazon.com, Inc.(b)	60,762	151,031,850

IT Consulting & Other Services–1.61%
Accenture PLC, Class A	142,369	42,761,953

Amdocs Ltd.	105,642	8,418,611

		51,180,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Charter Fund

	Shares	Value

Life Sciences Tools & Services–0.90%
Avantor, Inc.(b)	900,723	$28,715,049

Managed Health Care–2.91%
UnitedHealth Group, Inc.	182,301	92,709,174

Movies & Entertainment–0.22%
Warner Music Group Corp., Class A(c)	240,296	7,153,612

Oil & Gas Exploration & Production–0.84%
APA Corp.	652,113	26,690,985

Oil & Gas Storage & Transportation–1.30%
Cheniere Energy, Inc.	185,878	25,244,091

Magellan Midstream Partners L.P.	336,774	16,316,700

		41,560,791

Other Diversified Financial Services–1.81%
Equitable Holdings, Inc.	1,995,505	57,530,409

Packaged Foods & Meats–0.93%
Mondelez International, Inc., Class A	458,807	29,583,875

Personal Products–0.10%
Coty, Inc., Class A(b)	382,237	3,099,942

Pharmaceuticals–6.11%
AstraZeneca PLC, ADR (United Kingdom)(c)	982,186	65,217,151

Bayer AG (Germany)	341,311	22,496,733

Eli Lilly and Co.	279,750	81,723,368

Johnson & Johnson	139,398	25,155,763

		194,593,015

Property & Casualty Insurance–1.36%
Allstate Corp. (The)	342,409	43,328,435

Railroads–1.08%
Union Pacific Corp.	146,615	34,350,428

Regional Banks–2.76%
First Citizens BancShares, Inc., Class A	54,573	34,892,885

Signature Bank	127,708	30,937,263

SVB Financial Group(b)	45,113	21,998,903

		87,829,051

Research & Consulting Services–0.41%
TransUnion	150,750	13,193,640

Semiconductor Equipment–1.21%
Applied Materials, Inc.	349,141	38,527,709

Semiconductors–2.59%
Advanced Micro Devices, Inc.(b)	396,545	33,912,528

Investment Abbreviations:

ADR  – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Semiconductors–(continued)
QUALCOMM, Inc.	347,766	$48,579,433

		82,491,961

Soft Drinks–1.19%
Coca-Cola Co. (The)	588,463	38,020,594

Systems Software–9.81%
Crowdstrike Holdings, Inc., Class A(b)	38,285	7,609,526

Microsoft Corp.	773,992	214,798,259

ServiceNow, Inc.(b)	48,857	23,358,532

VMware, Inc., Class A	617,541	66,719,130

		312,485,447

Technology Hardware, Storage & Peripherals–5.02%
Apple, Inc.	1,014,647	159,959,100

Thrifts & Mortgage Finance–0.45%
Rocket Cos., Inc., Class A	1,627,005	14,398,994

Total Common Stocks & Other Equity Interests (Cost $2,543,152,166)		3,148,444,416

Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	9,845,090	9,845,090

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	7,052,580	7,051,170

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	11,251,531	11,251,531

Total Money Market Funds (Cost $28,147,652)		28,147,791

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $2,571,299,818)		3,176,592,207

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.09%
Invesco Private Government Fund, 0.40%(d)(e)(f)	10,439,158	10,439,158

Invesco Private Prime Fund, 0.35%(d)(e)(f)	24,358,036	24,358,036

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,795,890)		34,797,194

TOTAL INVESTMENTS IN SECURITIES–100.79% (Cost $2,606,095,708)		3,211,389,401

OTHER ASSETS LESS LIABILITIES–(0.79)%		(25,052,074)

NET ASSETS–100.00%		$3,186,337,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Charter Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 2,257,044	$58,550,158	$(50,962,112)	$ -	$-	$9,845,090	$ 664
Invesco Liquid Assets Portfolio, Institutional Class	1,784,070	41,821,540	(36,552,596)	(75)	(1,769)	7,051,170	1,435
Invesco Treasury Portfolio, Institutional Class	2,579,479	66,914,466	(58,242,414)	-	-	11,251,531	1,587
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,128,732	153,541,976	(158,231,550)	-	-	10,439,158	7,314*
Invesco Private Prime Fund	35,300,375	365,775,310	(376,706,385)	1,304	(12,568)	24,358,036	21,455*
Total	$57,049,700	$686,603,450	$(680,695,057)	$1,229	$(14,337)	$62,944,985	$ 32,455

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	25.22%

Health Care	16.48

Consumer Discretionary	11.47

Financials	10.82

Industrials	10.49

Consumer Staples	7.14

Communication Services	6.08

Energy	4.10

Real Estate	3.06

Materials	2.05

Utilities	1.90

Money Market Funds Plus Other Assets Less Liabilities	1.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,543,152,166)*	$3,148,444,416

Investments in affiliated money market funds, at value (Cost $62,943,542)	62,944,985

Foreign currencies, at value (Cost $1,440)	1,389

Receivable for:
Investments sold	17,991,304

Fund shares sold	634,432

Dividends	3,330,935

Investment for trustee deferred compensation and retirement plans	1,392,040

Other assets	167,195

Total assets	3,234,906,696

Liabilities:
Payable for:
Investments purchased	8,746,038

Fund shares reacquired	1,792,098

Collateral upon return of securities loaned	34,795,890

Accrued fees to affiliates	1,584,316

Accrued other operating expenses	154,621

Trustee deferred compensation and retirement plans	1,496,406

Total liabilities	48,569,369

Net assets applicable to shares outstanding	$3,186,337,327

Net assets consist of:
Shares of beneficial interest	$2,438,850,414

Distributable earnings	747,486,913

$3,186,337,327

Net Assets:
Class A	$3,005,949,812

Class C	$21,915,464

Class R	$17,585,251

Class S	$17,069,470

Class Y	$96,852,065

Class R5	$7,199,863

Class R6	$19,765,402

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	183,038,755

Class C	1,490,113

Class R	1,083,538

Class S	1,039,272

Class Y	5,864,621

Class R5	409,044

Class R6	1,123,977

Class A:
Net asset value per share	$16.42

Maximum offering price per share (Net asset value of $16.42 ÷ 94.50%)	$17.38

Class C:
Net asset value and offering price per share	$14.71

Class R:
Net asset value and offering price per share	$16.23

Class S:
Net asset value and offering price per share	$16.42

Class Y:
Net asset value and offering price per share	$16.51

Class R5:
Net asset value and offering price per share	$17.60

Class R6:
Net asset value and offering price per share	$17.59

*	At April 30, 2022, securities with an aggregate value of $33,031,126 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $11,278)	$27,344,581

Dividends from affiliated money market funds (includes securities lending income of $399,580)	403,266

Total investment income	27,747,847

Expenses:

Advisory fees	11,202,371

Administrative services fees	259,943

Custodian fees	6,671

Distribution fees:
Class A	4,257,698

Class C	128,940

Class R	49,396

Class S	14,755

Transfer agent fees – A, C, R, S and Y	1,946,910

Transfer agent fees – R5	4,104

Transfer agent fees – R6	3,335

Trustees’ and officers’ fees and benefits	20,440

Registration and filing fees	69,645

Reports to shareholders	77,037

Professional services fees	33,856

Other	19,656

Total expenses	18,094,757

Less: Fees waived and/or expense offset arrangement(s)	(3,056)

Net expenses	18,091,701

Net investment income	9,656,146

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	142,670,851

Affiliated investment securities	(14,337)

Foreign currencies	17,794

142,674,308

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(609,131,146)

Affiliated investment securities	1,229

Foreign currencies	(32,692)

(609,162,609)

Net realized and unrealized gain (loss)	(466,488,301)

Net increase (decrease) in net assets resulting from operations	$(456,832,155)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:

Net investment income	$9,656,146	$13,505,432

Net realized gain	142,674,308	521,973,796

Change in net unrealized appreciation (depreciation)	(609,162,609)	615,769,308

Net increase (decrease) in net assets resulting from operations	(456,832,155)	1,151,248,536

Distributions to shareholders from distributable earnings:

Class A	(513,412,830)	(72,039,347)

Class C	(4,212,587)	(646,926)

Class R	(2,936,983)	(378,832)

Class S	(3,006,415)	(443,411)

Class Y	(16,819,129)	(2,368,090)

Class R5	(1,177,340)	(203,608)

Class R6	(3,482,534)	(461,672)

Total distributions from distributable earnings	(545,047,818)	(76,541,886)

Share transactions-net:

Class A	340,523,920	(221,272,537)

Class C	1,716,778	(11,600,194)

Class R	2,650,623	(1,874,578)

Class S	1,545,212	(1,789,206)

Class Y	11,275,592	3,757,091

Class R5	288,609	(1,005,584)

Class R6	5,218,870	(1,481,654)

Net increase (decrease) in net assets resulting from share transactions	363,219,604	(235,266,662)

Net increase (decrease) in net assets	(638,660,369)	839,439,988

Net assets:

Beginning of period	3,824,997,696	2,985,557,708

End of period	$3,186,337,327	$3,824,997,696

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Charter Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$21.88	$0.05	$(2.36)	$(2.31)	$(0.08)	$(3.07)	$(3.15)	$16.42	(12.47)%	$3,005,950	1.01	%(d)	1.01	%(d)	0.53	%(d)	19%
Year ended 10/31/21	15.99	0.07	6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03		1.03		0.38		47
Year ended 10/31/20	17.79	0.11	1.02	1.13	(0.13)	(2.80)	(2.93)	15.99	6.71	2,816,198	1.07		1.07		0.70		45
Year ended 10/31/19	17.52	0.13	1.86 (e)	1.99	(0.07)	(1.65)	(1.72)	17.79	12.96 (e)	3,007,391	1.07		1.07		0.74		82
Year ended 10/31/18	18.75	0.06	(0.04)	0.02	(0.10)	(1.15)	(1.25)	17.52	(0.04)	2,951,279	1.07		1.08		0.35		46
Year ended 10/31/17	18.31	0.09	2.29	2.38	(0.17)	(1.77)	(1.94)	18.75	13.83	3,363,073	1.10		1.11		0.50		30
Class C
Six months ended 04/30/22	19.91	(0.02)	(2.11)	(2.13)	–	(3.07)	(3.07)	14.71	(12.76)	21,915	1.76	(d)	1.76	(d)	(0.22	)(d)	19
Year ended 10/31/21	14.61	(0.07)	5.69	5.62	–	(0.32)	(0.32)	19.91	39.00	27,725	1.78		1.78		(0.37)		47
Year ended 10/31/20	16.47	(0.01)	0.95	0.94	–	(2.80)	(2.80)	14.61	5.96	30,607	1.82		1.82		(0.05)		45
Year ended 10/31/19	16.39	(0.00)	1.73 (e)	1.73	–	(1.65)	(1.65)	16.47	12.14 (e)	40,493	1.82		1.82		(0.01)		82
Year ended 10/31/18	17.65	(0.07)	(0.04)	(0.11)	–	(1.15)	(1.15)	16.39	(0.80)	133,804	1.82		1.83		(0.40)		46
Year ended 10/31/17	17.32	(0.04)	2.16	2.12	(0.02)	(1.77)	(1.79)	17.65	12.98	167,073	1.85		1.86		(0.25)		30
Class R
Six months ended 04/30/22	21.63	0.03	(2.33)	(2.30)	(0.03)	(3.07)	(3.10)	16.23	(12.55)	17,585	1.26	(d)	1.26	(d)	0.28	(d)	19
Year ended 10/31/21	15.82	0.02	6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28		1.28		0.13		47
Year ended 10/31/20	17.62	0.07	1.01	1.08	(0.08)	(2.80)	(2.88)	15.82	6.46	16,500	1.32		1.32		0.45		45
Year ended 10/31/19	17.34	0.08	1.85 (e)	1.93	–	(1.65)	(1.65)	17.62	12.68 (e)	19,772	1.32		1.32		0.49		82
Year ended 10/31/18	18.55	0.02	(0.04)	(0.02)	(0.04)	(1.15)	(1.19)	17.34	(0.24)	23,251	1.32		1.33		0.10		46
Year ended 10/31/17	18.13	0.05	2.26	2.31	(0.12)	(1.77)	(1.89)	18.55	13.53	30,187	1.35		1.36		0.25		30
Class S
Six months ended 04/30/22	21.89	0.06	(2.36)	(2.30)	(0.10)	(3.07)	(3.17)	16.42	(12.43)	17,069	0.91	(d)	0.91	(d)	0.63	(d)	19
Year ended 10/31/21	16.00	0.09	6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93		0.93		0.48		47
Year ended 10/31/20	17.80	0.13	1.02	1.15	(0.15)	(2.80)	(2.95)	16.00	6.82	16,783	0.97		0.97		0.80		45
Year ended 10/31/19	17.53	0.14	1.87 (e)	2.01	(0.09)	(1.65)	(1.74)	17.80	13.09 (e)	16,906	0.97		0.97		0.84		82
Year ended 10/31/18	18.76	0.08	(0.04)	0.04	(0.12)	(1.15)	(1.27)	17.53	0.07	17,317	0.97		0.98		0.45		46
Year ended 10/31/17	18.32	0.11	2.28	2.39	(0.18)	(1.77)	(1.95)	18.76	13.94	19,028	1.00		1.01		0.60		30
Class Y
Six months ended 04/30/22	22.01	0.07	(2.37)	(2.30)	(0.13)	(3.07)	(3.20)	16.51	(12.37)	96,852	0.76	(d)	0.76	(d)	0.78	(d)	19
Year ended 10/31/21	16.09	0.12	6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78		0.78		0.63		47
Year ended 10/31/20	17.88	0.15	1.04	1.19	(0.18)	(2.80)	(2.98)	16.09	7.03	81,404	0.82		0.82		0.95		45
Year ended 10/31/19	17.61	0.17	1.87 (e)	2.04	(0.12)	(1.65)	(1.77)	17.88	13.24 (e)	93,143	0.82		0.82		0.99		82
Year ended 10/31/18	18.84	0.11	(0.04)	0.07	(0.15)	(1.15)	(1.30)	17.61	0.23	101,885	0.82		0.83		0.60		46
Year ended 10/31/17	18.39	0.14	2.29	2.43	(0.21)	(1.77)	(1.98)	18.84	14.13	129,285	0.85		0.86		0.75		30
Class R5
Six months ended 04/30/22	23.25	0.08	(2.53)	(2.45)	(0.13)	(3.07)	(3.20)	17.60	(12.33)	7,200	0.75	(d)	0.75	(d)	0.79	(d)	19
Year ended 10/31/21	16.98	0.14	6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75		0.75		0.66		47
Year ended 10/31/20	18.71	0.17	1.09	1.26	(0.19)	(2.80)	(2.99)	16.98	7.11	7,511	0.76		0.76		1.01		45
Year ended 10/31/19	18.34	0.19	1.96 (e)	2.15	(0.13)	(1.65)	(1.78)	18.71	13.34 (e)	9,163	0.75		0.75		1.06		82
Year ended 10/31/18	19.58	0.13	(0.06)	0.07	(0.16)	(1.15)	(1.31)	18.34	0.25	12,018	0.76		0.77		0.66		46
Year ended 10/31/17	19.05	0.16	2.38	2.54	(0.24)	(1.77)	(2.01)	19.58	14.19	29,835	0.77		0.78		0.83		30
Class R6
Six months ended 04/30/22	23.24	0.09	(2.52)	(2.43)	(0.15)	(3.07)	(3.22)	17.59	(12.27)	19,765	0.68	(d)	0.68	(d)	0.86	(d)	19
Year ended 10/31/21	16.97	0.15	6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68		0.68		0.73		47
Year ended 10/31/20	18.70	0.18	1.09	1.27	(0.20)	(2.80)	(3.00)	16.97	7.19	16,553	0.69		0.69		1.08		45
Year ended 10/31/19	18.34	0.20	1.95 (e)	2.15	(0.14)	(1.65)	(1.79)	18.70	13.38 (e)	19,030	0.69		0.69		1.12		82
Year ended 10/31/18	19.58	0.14	(0.05)	0.09	(0.18)	(1.15)	(1.33)	18.34	0.34	20,404	0.69		0.70		0.73		46
Year ended 10/31/17	19.05	0.17	2.38	2.55	(0.25)	(1.77)	(2.02)	19.58	14.27	18,290	0.69		0.70		0.91		30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Includes litigation proceeds received during the year ended October 31, 2019. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.81, $1.68, $1.80, $1.82, $1.82, $1.91 and $1.90 for Class A, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Charter Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Charter Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $1,103 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Charter Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $4.05 billion	0.615%

Next $3.9 billion	0.570%

Next $1.8 billion	0.545%

Over $10 billion	0.520%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $2,157.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A,

14	Invesco Charter Fund

Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $68,869 in front-end sales commissions from the sale of Class A shares and $47 and $801 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $8,286 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,125,947,683	$22,496,733	$–	$3,148,444,416

Money Market Funds	28,147,791	34,797,194	–	62,944,985

Total Investments	$3,154,095,474	$57,293,927	$–	$3,211,389,401

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $899.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

15	Invesco Charter Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $677,758,228 and $867,482,447, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$768,135,195

Aggregate unrealized (depreciation) of investments	(170,935,468)

Net unrealized appreciation of investments	$597,199,727

Cost of investments for tax purposes is $2,614,189,674.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021(a)
	Shares	Amount	Shares	Amount

Sold:
Class A	1,472,616	$27,691,875	2,445,056	$47,132,882

Class C	87,708	1,481,736	166,240	2,879,992

Class R	83,384	1,583,435	119,854	2,288,471

Class S	8,087	154,244	25,452	488,365

Class Y	527,582	10,049,464	1,055,267	20,403,478

Class R5	25,274	508,228	49,585	1,057,994

Class R6	266,732	6,121,474	156,825	3,270,707

Issued as reinvestment of dividends:
Class A	25,285,347	478,146,053	3,859,089	67,186,745

Class C	243,059	4,127,134	39,494	629,924

Class R	156,901	2,934,047	21,961	378,832

Class S	157,596	2,978,567	24,720	430,133

Class Y	666,800	12,669,201	116,651	2,037,894

Class R5	57,483	1,164,036	10,946	202,069

Class R6	154,923	3,132,535	23,073	425,471

Automatic conversion of Class C shares to Class A shares:
Class A	84,755	1,555,200	578,653	10,404,444

Class C	(94,392)	(1,555,200)	(632,106)	(10,404,444)

Reacquired:
Class A	(8,800,448)	(166,869,208)	(17,956,672)	(345,996,608)

Class C	(138,853)	(2,336,892)	(275,782)	(4,705,666)

Class R	(101,767)	(1,866,859)	(239,881)	(4,541,881)

Class S	(86,273)	(1,587,599)	(139,024)	(2,707,704)

Class Y	(602,743)	(11,443,073)	(959,447)	(18,684,281)

Class R5	(65,412)	(1,383,655)	(111,293)	(2,265,647)

Class R6	(198,189)	(4,035,139)	(254,906)	(5,177,832)

Net increase (decrease) in share activity	19,190,170	$363,219,604	(11,876,245)	$(235,266,662)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$875.30	$4.70	$1,019.79	$5.06	1.01%
Class C	1,000.00	872.40	8.17	1,016.07	8.80	1.76
Class R	1,000.00	874.50	5.86	1,018.55	6.31	1.26
Class S	1,000.00	875.70	4.23	1,020.28	4.56	0.91
Class Y	1,000.00	876.30	3.54	1,021.03	3.81	0.76
Class R5	1,000.00	876.70	3.49	1,021.08	3.76	0.75
Class R6	1,000.00	876.80	3.16	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Charter Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Diversified Dividend Fund

Nasdaq:

A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.09%
Class C Shares	-0.26
Class R Shares	0.02
Class Y Shares	0.23
Investor Class Shares	0.19
Class R5 Shares	0.29
Class R6 Shares	0.28
S&P 500 Index▼ (Broad Market Index)	-9.65
Russell 1000 Value Index▼ (Style-Specific Index)	-3.94
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	-5.15

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.50%
10 Years	9.45
5 Years	6.02
1 Year	-1.98

Class C Shares
Inception (12/31/01)	7.51%
10 Years	9.41
5 Years	6.42
1 Year	2.09
Class R Shares
Inception (10/25/05)	7.91%
10 Years	9.81
5 Years	6.97
1 Year	3.51

Class Y Shares
Inception (10/3/08)	9.69%
10 Years	10.35
5 Years	7.49
1 Year	4.00

Investor Class Shares
Inception (7/15/05)	7.89%
10 Years	10.13
5 Years	7.31
1 Year	3.87

Class R5 Shares
Inception (10/25/05)	8.51%
10 Years	10.40
5 Years	7.56
1 Year	4.04

Class R6 Shares
10 Years	10.48%
5 Years	7.65
1 Year	4.12

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.16%
Aerospace & Defense–3.33%
General Dynamics Corp.	493,523	$116,732,995

Raytheon Technologies Corp.(b)	3,227,868	306,356,952

		423,089,947

Agricultural & Farm Machinery–0.69%
Deere & Co.	231,889	87,549,692

Air Freight & Logistics–1.26%
United Parcel Service, Inc., Class B	887,355	159,706,153

Apparel Retail–0.65%
TJX Cos., Inc. (The)	1,344,781	82,408,180

Apparel, Accessories & Luxury Goods–0.51%
Columbia Sportswear Co.	782,657	64,303,099

Asset Management & Custody Banks–1.17%
State Street Corp.	2,214,884	148,330,781

Biotechnology–0.70%
AbbVie, Inc.	606,059	89,017,946

Brewers–0.76%
Heineken N.V. (Netherlands)	990,656	96,621,689

Cable & Satellite–2.15%
Comcast Corp., Class A	6,862,837	272,866,399

Communications Equipment–1.10%
Cisco Systems, Inc.	2,851,739	139,678,176

Construction Machinery & Heavy Trucks–1.16%
Caterpillar, Inc.	700,600	147,504,324

Consumer Finance–1.42%
American Express Co.	1,034,751	180,781,347

Data Processing & Outsourced Services–1.37%
Visa, Inc., Class A(b)	815,846	173,881,258

Diversified Banks–3.88%
Bank of America Corp.	6,900,004	246,192,143

Wells Fargo & Co.	5,660,372	246,962,030

		493,154,173

Electric Utilities–5.04%
American Electric Power Co., Inc.	1,845,870	182,944,176

Constellation Energy Corp.	1,014,599	60,074,407

Entergy Corp.	1,956,339	232,510,890

Exelon Corp.	3,498,354	163,653,000

		639,182,473

Electrical Components & Equipment–0.87%
ABB Ltd. (Switzerland)	3,669,630	109,924,724

Electronic Manufacturing Services–0.93%
TE Connectivity Ltd. (Switzerland)	942,477	117,602,280

General Merchandise Stores–1.66%
Target Corp.	920,102	210,381,322

	Shares	Value

Gold–0.62%
Newmont Corp.	1,072,425	$78,126,161

Health Care Equipment–4.46%
Becton, Dickinson and Co.	793,025	196,027,850

Medtronic PLC	2,597,232	271,047,131

Stryker Corp.	413,011	99,643,034

		566,718,015

Health Care Services–2.23%
CVS Health Corp.	2,943,959	283,002,779

Home Improvement Retail–1.04%
Lowe’s Cos., Inc.	666,705	131,827,580

Hypermarkets & Super Centers–2.74%
Walmart, Inc.	2,275,449	348,120,943

Industrial Machinery–2.24%
Parker-Hannifin Corp.	478,415	129,564,350

Pentair PLC	1,365,641	69,306,281

Stanley Black & Decker, Inc.(b)	714,107	85,799,956

		284,670,587

Integrated Oil & Gas–3.21%
Chevron Corp.(b)	2,602,085	407,668,657

Integrated Telecommunication Services–3.71%
AT&T, Inc.	7,275,359	137,213,271

Deutsche Telekom AG (Germany)	8,636,002	159,072,113

Verizon Communications, Inc.	3,777,706	174,907,788

		471,193,172

Investment Banking & Brokerage–2.49%
Charles Schwab Corp. (The)	3,227,789	214,099,244

Morgan Stanley	1,257,530	101,344,343

		315,443,587

IT Consulting & Other Services–1.70%
Cognizant Technology Solutions Corp., Class A	2,672,478	216,203,470

Managed Health Care–4.28%
Anthem, Inc.	492,683	247,292,378

UnitedHealth Group, Inc.	581,126	295,531,628

		542,824,006

Movies & Entertainment–1.08%
Walt Disney Co. (The)(c)	1,225,672	136,821,765

Multi-line Insurance–1.67%
Hartford Financial Services Group, Inc. (The)	3,040,109	212,594,822

Multi-Utilities–1.80%
Dominion Energy, Inc.	2,801,679	228,729,074

Oil & Gas Exploration & Production–3.58%
ConocoPhillips	3,037,578	290,149,451

Pioneer Natural Resources Co.(b)	708,432	164,689,187

		454,838,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–3.08%
Kraft Heinz Co. (The)	4,591,601	$195,739,951

Nestle S.A.	1,513,627	195,417,531

		391,157,482

Paper Packaging–0.47%
Avery Dennison Corp.	332,472	60,044,443

Personal Products–0.94%
L’Oreal S.A. (France)	328,985	119,684,961

Pharmaceuticals–9.53%
Bristol-Myers Squibb Co.	2,652,997	199,691,084

Eli Lilly and Co.	387,403	113,172,039

Johnson & Johnson	2,846,657	513,707,722

Merck & Co., Inc.	4,325,709	383,647,131

		1,210,217,976

Property & Casualty Insurance–1.84%
Travelers Cos., Inc. (The)	1,363,464	233,234,152

Regional Banks–4.63%
Comerica, Inc.	1,519,244	124,426,084

Cullen/Frost Bankers, Inc.(b)	614,062	81,234,262

Fifth Third Bancorp	2,647,997	99,379,327

M&T Bank Corp.	1,064,517	177,391,113

Zions Bancorporation N.A.	1,859,164	105,061,358

		587,492,144

Restaurants–2.97%
Darden Restaurants, Inc.	500,230	65,895,298

McDonald’s Corp.	919,785	229,173,630

Starbucks Corp.	1,095,231	81,748,042

		376,816,970

Semiconductor Equipment–0.63%
Lam Research Corp.	171,640	79,943,046

Semiconductors–1.93%
Analog Devices, Inc.	641,277	99,000,343

Broadcom, Inc.	262,392	145,467,501

		244,467,844

Soft Drinks–1.60%
Coca-Cola Co. (The)	3,139,983	202,874,302

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Specialized REITs–2.24%
Crown Castle International Corp.	698,240	$129,321,030

Weyerhaeuser Co.	3,757,493	154,883,862

		284,204,892

Specialty Chemicals–1.04%
DuPont de Nemours, Inc.	2,003,699	132,103,875

Systems Software–1.76%
Microsoft Corp.	806,608	223,849,852

Total Common Stocks & Other Equity Interests (Cost $9,372,303,264)		12,460,859,158

Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	100,649,960	100,649,960

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	47,830,669	47,821,103

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	105,659,582	105,659,582

Total Money Market Funds (Cost $254,125,475)		254,130,645

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.16% (Cost $9,626,428,739)		12,714,989,803

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.91%
Invesco Private Government Fund, 0.40%(d)(e)(f)	34,676,788	34,676,788

Invesco Private Prime Fund, 0.35%(d)(e)(f)	80,912,505	80,912,505

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,589,293)		115,589,293

TOTAL INVESTMENTS IN SECURITIES–101.07% (Cost $9,742,018,032)		12,830,579,096

OTHER ASSETS LESS LIABILITIES–(1.07)%		(136,369,973)

NET ASSETS–100.00%		$12,694,209,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,248,868	$692,726,189	$(659,325,097)	$-	$-	$100,649,960	$30,330
Invesco Liquid Assets Portfolio, Institutional Class	23,991,336	494,804,421	(470,946,497)	(3,409)	(24,748)	47,821,103	23,565
Invesco Treasury Portfolio, Institutional Class	67,486,904	791,687,074	(753,514,396)	-	-	105,659,582	34,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,715,293	433,803,631	(434,842,136)	-	-	34,676,788	14,416*
Invesco Private Prime Fund	83,335,683	902,980,977	(905,378,023)	-	(26,132)	80,912,505	62,182*
Total	$277,778,084	$3,316,002,292	$(3,224,006,149)	$(3,409)	$(50,880)	$369,719,938	$164,925

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Health Care	21.20%

Financials	17.10

Industrials	9.55

Information Technology	9.42

Consumer Staples	9.13

Communication Services	6.94

Utilities	6.84

Consumer Discretionary	6.82

Energy	6.79

Real Estate	2.24

Materials	2.13

Money Market Funds Plus Other Assets Less Liabilities	1.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $9,372,303,264)*	$12,460,859,158

Investments in affiliated money market funds, at value (Cost $369,714,768)	369,719,938

Cash	12,430,634

Foreign currencies, at value (Cost $1,416,869)	1,416,820

Receivable for:
Investments sold	23,925,527

Fund shares sold	8,768,461

Dividends	21,169,986

Investment for trustee deferred compensation and retirement plans	754,605

Other assets	278,043

Total assets	12,899,323,172

Liabilities:

Payable for:
Investments purchased	12,430,634

Fund shares reacquired	70,127,141

Collateral upon return of securities loaned	115,589,293

Accrued fees to affiliates	5,569,892

Accrued other operating expenses	443,265

Trustee deferred compensation and retirement plans	953,824

Total liabilities	205,114,049

Net assets applicable to shares outstanding	$12,694,209,123

Net assets consist of:

Shares of beneficial interest	$8,380,186,906

Distributable earnings	4,314,022,217

$12,694,209,123

Net Assets:

Class A	$4,103,857,878

Class C	$245,764,676

Class R	$145,836,531

Class Y	$1,255,891,892

Investor Class	$1,638,192,564

Class R5	$2,293,708,010

Class R6	$3,010,957,572

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	210,760,329

Class C	12,824,295

Class R	7,457,621

Class Y	64,422,602

Investor Class	84,141,866

Class R5	117,806,591

Class R6	154,631,992

Class A:
Net asset value per share	$19.47

Maximum offering price per share (Net asset value of $19.47 ÷ 94.50%)	$20.60

Class C:
Net asset value and offering price per share	$19.16

Class R:
Net asset value and offering price per share	$19.56

Class Y:
Net asset value and offering price per share	$19.49

Investor Class:
Net asset value and offering price per share	$19.47

Class R5:
Net asset value and offering price per share	$19.47

Class R6:
Net asset value and offering price per share	$19.47

*	At April 30, 2022, securities with an aggregate value of $109,727,572 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,010,392)	$163,398,481

Dividends from affiliates (includes securities lending income of $64,835)	153,162

Total investment income	163,551,643

Expenses:
Advisory fees	27,688,276

Administrative services fees	979,531

Custodian fees	125,802

Distribution fees:
Class A	5,302,038

Class C	1,319,129

Class R	428,114

Investor Class	1,176,873

Transfer agent fees – A, C, R, Y and Investor	5,744,337

Transfer agent fees – R5	1,354,822

Transfer agent fees – R6	567,713

Trustees’ and officers’ fees and benefits	59,098

Registration and filing fees	122,069

Reports to shareholders	302,121

Professional services fees	54,732

Other	76,379

Total expenses	45,301,034

Less: Fees waived and/or expense offset arrangement(s)	(67,424)

Net expenses	45,233,610

Net investment income	118,318,033

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	1,224,597,635

Affiliated investment securities	(50,880)

Foreign currencies	(168,090)

1,224,378,665

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,282,214,783)

Affiliated investment securities	(3,409)

Foreign currencies	(602,804)

(1,282,820,996)

Net realized and unrealized gain (loss)	(58,442,331)

Net increase in net assets resulting from operations	$59,875,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$118,318,033	$306,747,625

Net realized gain	1,224,378,665	2,291,332,894

Change in net unrealized appreciation (depreciation)	(1,282,820,996)	1,904,930,924

Net increase in net assets resulting from operations	59,875,702	4,503,011,443

Distributions to shareholders from distributable earnings:

Class A	(636,508,082)	(143,386,628)

Class C	(40,022,147)	(8,792,565)

Class R	(27,807,835)	(6,373,665)

Class Y	(216,378,758)	(65,371,081)

Investor Class	(259,239,012)	(60,646,062)

Class R5	(429,865,000)	(131,045,816)

Class R6	(523,497,086)	(171,639,332)

Total distributions from distributable earnings	(2,133,317,920)	(587,255,149)

Share transactions–net:

Class A	445,102,107	(315,037,593)

Class C	9,925,340	(101,105,693)

Class R	(21,230,897)	(34,376,403)

Class Y	(154,971,702)	(402,130,053)

Investor Class	150,187,286	(161,222,606)

Class R5	(356,047,089)	(897,517,733)

Class R6	(93,563,105)	(1,507,189,072)

Net increase (decrease) in net assets resulting from share transactions	(20,598,060)	(3,418,579,153)

Net increase (decrease) in net assets	(2,094,040,278)	497,177,141

Net assets:

Beginning of period	14,788,249,401	14,291,072,260

End of period	$12,694,209,123	$14,788,249,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$22.89	$0.16	$(0.16)	$0.00	$(0.19)	$(3.23)	$(3.42)	$19.47	0.09%		$4,103,858	0.83	%(d)	0.83	%(d)	1.53	%(d)	20%
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06		4,287,951	0.81		0.81		1.73		34
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)		3,599,794	0.83		0.83		2.30		8
Year ended 10/31/19	19.55	0.47	1.89	2.36	(0.51)	(0.90)	(1.41)	20.50	12.94		4,995,726	0.81		0.82		2.45		5
Year ended 10/31/18	20.18	0.44	(0.49)	(0.05)	(0.43)	(0.15)	(0.58)	19.55	(0.28)		4,979,893	0.79		0.80		2.17		10
Year ended 10/31/17	18.83	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.18	11.65		6,029,664	0.80		0.82		1.85		8
Class C
Six months ended 04/30/22	22.57	0.08	(0.16)	(0.08)	(0.10)	(3.23)	(3.33)	19.16	(0.26)		245,765	1.58	(d)	1.58	(d)	0.78	(d)	20
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02		276,023	1.56		1.56		0.98		34
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)		300,883	1.58		1.58		1.55		8
Year ended 10/31/19	19.30	0.32	1.86	2.18	(0.36)	(0.90)	(1.26)	20.22	12.08		449,838	1.56		1.57		1.70		5
Year ended 10/31/18	19.92	0.28	(0.47)	(0.19)	(0.28)	(0.15)	(0.43)	19.30	(1.01)		634,394	1.54		1.55		1.42		10
Year ended 10/31/17	18.59	0.21	1.77	1.98	(0.18)	(0.47)	(0.65)	19.92	10.84		840,125	1.55		1.57		1.10		8
Class R
Six months ended 04/30/22	22.97	0.13	(0.15)	(0.02)	(0.16)	(3.23)	(3.39)	19.56	0.02		145,837	1.08	(d)	1.08	(d)	1.28	(d)	20
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66		193,353	1.06		1.06		1.48		34
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)		179,293	1.08		1.08		2.05		8
Year ended 10/31/19	19.61	0.43	1.89	2.32	(0.46)	(0.90)	(1.36)	20.57	12.69		255,482	1.06		1.07		2.20		5
Year ended 10/31/18	20.24	0.39	(0.49)	(0.10)	(0.38)	(0.15)	(0.53)	19.61	(0.52)		306,070	1.04		1.05		1.92		10
Year ended 10/31/17	18.88	0.32	1.80	2.12	(0.29)	(0.47)	(0.76)	20.24	11.40		358,418	1.05		1.07		1.60		8
Class Y
Six months ended 04/30/22	22.91	0.19	(0.17)	0.02	(0.21)	(3.23)	(3.44)	19.49	0.23		1,255,892	0.58	(d)	0.58	(d)	1.78	(d)	20
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35		1,620,295	0.56		0.56		1.98		34
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)		1,589,496	0.58		0.58		2.55		8
Year ended 10/31/19	19.57	0.52	1.90	2.42	(0.56)	(0.90)	(1.46)	20.53	13.27		2,547,134	0.56		0.57		2.70		5
Year ended 10/31/18	20.20	0.49	(0.49)	0.00	(0.48)	(0.15)	(0.63)	19.57	(0.03)		2,844,688	0.54		0.55		2.42		10
Year ended 10/31/17	18.85	0.42	1.79	2.21	(0.39)	(0.47)	(0.86)	20.20	11.93		4,278,325	0.55		0.57		2.10		8
Investor Class
Six months ended 04/30/22	22.88	0.17	(0.16)	0.01	(0.19)	(3.23)	(3.42)	19.47	0.19	(e)	1,638,193	0.72	(d)(e)	0.72	(d)(e)	1.64	(d)(e)	20
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11	(e)	1,742,672	0.70	(e)	0.70	(e)	1.84	(e)	34
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17	)(e)	1,489,011	0.77	(e)	0.77	(e)	2.36	(e)	8
Year ended 10/31/19	19.54	0.49	1.88	2.37	(0.52)	(0.90)	(1.42)	20.49	13.00	(e)	1,817,251	0.74	(e)	0.75	(e)	2.52	(e)	5
Year ended 10/31/18	20.16	0.45	(0.48)	(0.03)	(0.44)	(0.15)	(0.59)	19.54	(0.19	)(e)	1,815,421	0.74	(e)	0.75	(e)	2.22	(e)	10
Year ended 10/31/17	18.81	0.37	1.79	2.16	(0.34)	(0.47)	(0.81)	20.16	11.69	(e)	2,113,750	0.75	(e)	0.77	(e)	1.90	(e)	8
Class R5
Six months ended 04/30/22	22.89	0.19	(0.16)	0.03	(0.22)	(3.23)	(3.45)	19.47	0.25		2,293,708	0.53	(d)	0.53	(d)	1.83	(d)	20
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45		3,062,152	0.52		0.52		2.02		34
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)		3,107,721	0.52		0.52		2.61		8
Year ended 10/31/19	19.55	0.54	1.88	2.42	(0.57)	(0.90)	(1.47)	20.50	13.29		3,915,168	0.50		0.51		2.76		5
Year ended 10/31/18	20.18	0.50	(0.49)	0.01	(0.49)	(0.15)	(0.64)	19.55	0.02		3,715,586	0.50		0.51		2.46		10
Year ended 10/31/17	18.83	0.43	1.79	2.22	(0.40)	(0.47)	(0.87)	20.18	11.99		3,845,848	0.49		0.51		2.16		8
Class R6
Six months ended 04/30/22	22.89	0.20	(0.17)	0.03	(0.22)	(3.23)	(3.45)	19.47	0.28		3,010,958	0.46	(d)	0.46	(d)	1.90	(d)	20
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49		3,605,804	0.43		0.43		2.11		34
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)		4,024,875	0.43		0.43		2.70		8
Year ended 10/31/19	19.55	0.55	1.90	2.45	(0.59)	(0.90)	(1.49)	20.51	13.44		5,197,717	0.41		0.42		2.85		5
Year ended 10/31/18	20.19	0.51	(0.49)	0.02	(0.51)	(0.15)	(0.66)	19.55	0.07		5,905,494	0.40		0.41		2.56		10
Year ended 10/31/17	18.83	0.45	1.79	2.24	(0.41)	(0.47)	(0.88)	20.19	12.15		6,344,022	0.39		0.41		2.26		8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.14%, 0.19%, 0.18%, 0.20% and 0.20% for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Diversified Dividend Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $2,866 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

13	Invesco Diversified Dividend Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 350 million	0.600%

Next $350 million	0.550%

Next $1.3 billion	0.500%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $66,712.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A,

14	Invesco Diversified Dividend Fund

Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $247,792 in front-end sales commissions from the sale of Class A shares and $9,868 and $1,726 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $6,735 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$11,780,138,140	$680,721,018	$–	$12,460,859,158

Money Market Funds	254,130,645	115,589,293	–	369,719,938

Total Investments	$12,034,268,785	$796,310,311	$–	$12,830,579,096

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $712.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15	Invesco Diversified Dividend Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $2,742,270,789 and $4,708,527,848, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,537,166,117

Aggregate unrealized (depreciation) of investments	(459,654,141)

Net unrealized appreciation of investments	$3,077,511,976

Cost of investments for tax purposes is $9,753,067,120.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	10,064,653	$206,019,498	15,025,998	$322,187,664

Class C	653,789	13,214,345	912,591	19,256,308

Class R	942,091	19,434,300	1,226,867	26,267,145

Class Y	6,101,928	126,344,727	16,923,688	360,367,904

Investor Class	1,031,226	21,289,790	1,911,873	40,279,459

Class R5	6,887,858	141,075,115	17,766,016	375,436,561

Class R6	10,947,349	225,300,334	27,399,714	581,799,439

Issued as reinvestment of dividends:
Class A	30,085,476	584,007,885	6,335,038	130,696,930

Class C	1,895,800	36,224,540	390,145	7,830,053

Class R	1,426,227	27,800,774	308,785	6,372,167

Class Y	9,276,992	180,156,845	2,600,190	53,549,154

Investor Class	11,991,130	232,669,438	2,660,335	54,868,705

Class R5	22,140,039	429,590,550	6,346,288	130,949,359

Class R6	26,539,522	514,995,764	8,198,014	169,253,130

Automatic conversion of Class C shares to Class A shares:
Class A	881,853	17,986,368	2,823,623	58,964,482

Class C	(895,773)	(17,986,368)	(2,861,608)	(58,964,482)

Reacquired:
Class A	(17,638,008)	(362,911,644)	(38,780,275)	(826,886,669)

Class C	(1,057,657)	(21,527,177)	(3,323,603)	(69,227,572)

Class R	(3,329,099)	(68,465,971)	(3,140,532)	(67,015,715)

Class Y	(21,679,067)	(461,473,274)	(37,881,837)	(816,047,111)

Investor Class	(5,039,145)	(103,771,942)	(11,986,826)	(256,370,770)

Class R5	(45,027,123)	(926,712,754)	(64,662,581)	(1,403,903,653)

Class R6	(40,403,108)	(833,859,203)	(103,846,708)	(2,258,241,641)

Net increase (decrease) in share activity	5,796,953	$(20,598,060)	(155,654,805)	$(3,418,579,153)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,000.90	$4.12	$1,020.68	$4.16	0.83%
Class C	1,000.00	997.40	7.82	1,016.96	7.90	1.58
Class R	1,000.00	1,000.20	5.36	1,019.44	5.41	1.08
Class Y	1,000.00	1,002.30	2.88	1,021.92	2.91	0.58
Investor Class	1,000.00	1,001.90	3.57	1,021.22	3.61	0.72
Class R5	1,000.00	1,002.90	2.63	1,022.17	2.66	0.53
Class R6	1,000.00	1,002.80	2.28	1,022.51	2.31	0.46

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Diversified Dividend Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Main Street Fund®

Nasdaq:

A: MSIGX ∎ C: MIGCX ∎ R: OMGNX ∎ Y: MIGYX ∎ R5: MSJFX ∎ R6: OMSIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.38%
Class C Shares	-12.69
Class R Shares	-12.48
Class Y Shares	-12.27
Class R5 Shares	-12.24
Class R6 Shares	-12.25
S&P 500 Index▼	-9.65

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Fund®

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (2/3/88)	11.01%
10 Years	11.06
5 Years	9.26
1 Year	-9.70

Class C Shares
Inception (12/1/93)	8.42%
10 Years	11.02
5 Years	9.66
1 Year	-5.96

Class R Shares
Inception (3/1/01)	6.73%
10 Years	11.40
5 Years	10.20
1 Year	-4.73

Class Y Shares
Inception (11/1/96)	8.29%
10 Years	11.97
5 Years	10.76
1 Year	-4.22

Class R5 Shares
10 Years	11.80%
5 Years	10.72
1 Year	-4.17

Class R6 Shares
Inception (12/29/11)	13.07%
10 Years	12.13
5 Years	10.90
1 Year	-4.16

    Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Fund®. Note: The Fund was subsequently renamed the Invesco Main Street Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Fund®

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.84%
Aerospace & Defense–2.05%
Raytheon Technologies Corp.	2,089,908	$198,353,168

Agricultural & Farm Machinery–1.37%
Deere & Co.	351,617	132,752,998

Air Freight & Logistics–2.87%
United Parcel Service, Inc., Class B	1,538,910	276,973,022

Application Software–2.03%
Manhattan Associates, Inc.(b)(c)	226,649	29,589,027

salesforce.com, inc.(b)	660,006	116,121,456

Workday, Inc., Class A(b)	242,439	50,112,141

		195,822,624

Automobile Manufacturers–1.82%
General Motors Co.(b)	2,502,417	94,866,628

Tesla, Inc.(b)	92,597	80,629,764

		175,496,392

Automotive Retail–1.23%
CarMax, Inc.(b)(c)	478,441	41,040,669

O’Reilly Automotive, Inc.(b)	128,121	77,711,793

		118,752,462

Biotechnology–0.88%
Seagen, Inc.(b)	651,924	85,408,563

Cable & Satellite–0.98%
Comcast Corp., Class A	2,387,897	94,942,785

Commodity Chemicals–0.76%
Valvoline, Inc.(c)	2,441,978	73,820,995

Communications Equipment–1.04%
Motorola Solutions, Inc.	468,333	100,078,079

Construction Materials–1.28%
Vulcan Materials Co.	720,329	124,105,483

Consumer Finance–1.73%
American Express Co.	958,969	167,541,474

Data Processing & Outsourced Services–1.92%
Fiserv, Inc.(b)	1,398,142	136,906,065

PayPal Holdings, Inc.(b)	547,763	48,164,800

		185,070,865

Distillers & Vintners–0.69%
Constellation Brands, Inc., Class A	271,832	66,895,137

Diversified Banks–1.49%
JPMorgan Chase & Co.	1,210,121	144,440,043

Electric Utilities–1.91%
FirstEnergy Corp.	4,255,479	184,304,795

Electrical Components & Equipment–0.26%
Rockwell Automation, Inc.	98,622	24,918,821

	Shares	Value

Environmental & Facilities Services–0.71%
Waste Connections, Inc.	498,740	$68,811,157

Financial Exchanges & Data–1.26%
Intercontinental Exchange, Inc.	1,053,209	121,972,134

Food Distributors–1.06%
Sysco Corp.	1,199,226	102,509,838

General Merchandise Stores–1.41%
Target Corp.	595,792	136,227,841

Health Care Facilities–2.14%
HCA Healthcare, Inc.	655,507	140,639,027

Tenet Healthcare Corp.(b)	914,112	66,282,261

		206,921,288

Health Care Services–2.16%
CVS Health Corp.	2,173,068	208,897,027

Health Care Supplies–1.12%
Cooper Cos., Inc. (The)	298,526	107,779,827

Health Care Technology–0.26%
Doximity, Inc., Class A(b)(c)	632,509	25,218,134

Home Improvement Retail–0.27%
Floor & Decor Holdings, Inc., Class A(b)	330,777	26,369,542

Homebuilding–0.74%
D.R. Horton, Inc.	1,024,972	71,327,801

Hotels, Resorts & Cruise Lines–1.26%
Airbnb, Inc., Class A(b)	792,638	121,440,068

Household Products–3.16%
Procter & Gamble Co. (The)	1,902,042	305,372,843

Industrial Conglomerates–0.27%
Honeywell International, Inc.	135,282	26,178,420

Industrial Machinery–1.47%
Otis Worldwide Corp.	1,945,763	141,729,377

Industrial REITs–3.06%
Prologis, Inc.	1,844,539	295,661,156

Integrated Oil & Gas–1.96%
Exxon Mobil Corp.	2,224,662	189,652,435

Integrated Telecommunication Services–1.54%
Verizon Communications, Inc.	3,206,005	148,438,032

Interactive Media & Services–3.33%
Alphabet, Inc., Class A(b)	140,863	321,476,130

Internet & Direct Marketing Retail–4.74%
Amazon.com, Inc.(b)	184,119	457,651,710

IT Consulting & Other Services–1.60%
Accenture PLC, Class A	431,279	129,538,961

Amdocs Ltd.	320,160	25,513,550

		155,052,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Fund®

	Shares	Value

Life Sciences Tools & Services–0.90%
Avantor, Inc.(b)	2,729,764	$87,024,876

Managed Health Care–2.91%
UnitedHealth Group, Inc.	552,616	281,032,867

Movies & Entertainment–0.22%
Warner Music Group Corp., Class A	727,762	21,665,475

Oil & Gas Exploration & Production–0.84%
APA Corp.	1,977,205	80,927,001

Oil & Gas Storage & Transportation–1.31%
Cheniere Energy, Inc.	563,582	76,540,072

Magellan Midstream Partners L.P.	1,022,836	49,556,404

		126,096,476

Other Diversified Financial Services–1.81%
Equitable Holdings, Inc.	6,051,948	174,477,661

Packaged Foods & Meats–0.93%
Mondelez International, Inc., Class A	1,391,114	89,699,031

Personal Products–0.10%
Coty, Inc., Class A(b)	1,157,480	9,387,163

Pharmaceuticals–6.11%
AstraZeneca PLC, ADR (United Kingdom)(c)	2,983,123	198,079,367

Bayer AG (Germany)	1,034,409	68,180,702

Eli Lilly and Co.	847,692	247,636,264

Johnson & Johnson	422,474	76,239,658

		590,135,991

Property & Casualty Insurance–1.36%
Allstate Corp. (The)	1,041,573	131,800,647

Railroads–1.08%
Union Pacific Corp.	445,219	104,310,360

Regional Banks–2.76%
First Citizens BancShares, Inc., Class A(c)	165,509	105,823,144

Signature Bank	386,940	93,736,215

SVB Financial Group(b)	136,803	66,710,615

		266,269,974

Research & Consulting Services–0.41%
TransUnion	457,194	40,013,619

Semiconductor Equipment–1.21%
Applied Materials, Inc.	1,058,827	116,841,559

Semiconductors–2.59%
Advanced Micro Devices, Inc.(b)	1,202,587	102,845,240

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Semiconductors–(continued)
QUALCOMM, Inc.	1,053,721	$147,194,287

		250,039,527

Soft Drinks–1.19%
Coca-Cola Co. (The)	1,784,236	115,279,488

Systems Software–9.81%
Crowdstrike Holdings, Inc., Class A(b)	115,979	23,051,986

Microsoft Corp.	2,345,404	650,896,519

ServiceNow, Inc.(b)	148,134	70,822,865

VMware, Inc., Class A	1,875,261	202,603,199

		947,374,569

Technology Hardware, Storage & Peripherals–5.02%
Apple, Inc.	3,073,719	484,571,800

Thrifts & Mortgage Finance–0.45%
Rocket Cos., Inc., Class A	4,925,187	43,587,905

Total Common Stocks & Other Equity Interests (Cost $7,540,563,197)		9,548,900,966

Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	27,544,194	27,544,194

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	20,024,580	20,020,576

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	31,479,079	31,479,079

Total Money Market Funds (Cost $79,043,133)		79,043,849

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $7,619,606,330)		9,627,944,815

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.94%
Invesco Private Government Fund, 0.40%(d)(e)(f)	27,307,010	27,307,010

Invesco Private Prime Fund, 0.35%(d)(e)(f)	63,716,356	63,716,356

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,022,997)		91,023,366

TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $7,710,629,327)		9,718,968,181

OTHER ASSETS LESS LIABILITIES-(0.60)%		(58,122,555)

NET ASSETS–100.00%		$9,660,845,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,916,163	$191,407,532	$(166,779,501)	$-	$-	$27,544,194	$ 2,980
Invesco Liquid Assets Portfolio, Institutional Class	2,916,554	136,719,666	(119,609,552)	716	(6,808)	20,020,576	4,532
Invesco Treasury Portfolio, Institutional Class	3,332,758	218,751,464	(190,605,143)	-	-	31,479,079	4,825
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,353,000	553,648,924	(580,694,914)	-	-	27,307,010	23,285*
Invesco Private Prime Fund	126,823,666	999,902,506	(1,062,984,755)	368	(25,429)	63,716,356	72,619*
Total	$190,342,141	$2,100,430,092	$(2,120,673,865)	$1,084	$(32,237)	$170,067,215	$108,241

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	25.20%

Health Care	16.48

Consumer Discretionary	11.46

Financials	10.87

Industrials	10.50

Consumer Staples	7.13

Communication Services	6.07

Energy	4.11

Real Estate	3.06

Materials	2.05

Utilities	1.91

Money Market Funds Plus Other Assets Less Liabilities	1.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Fund®

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $7,540,563,197)*	$9,548,900,966

Investments in affiliated money market funds, at value (Cost $170,066,130)	170,067,215

Cash	3,000,000

Foreign currencies, at value (Cost $297)	281

Receivable for:
Investments sold	54,607,612

Fund shares sold	3,346,199

Dividends	8,940,458

Investment for trustee deferred compensation and retirement plans	869,393

Other assets	326,783

Total assets	9,790,058,907

Liabilities:

Payable for:
Investments purchased	26,518,032

Fund shares reacquired	6,550,435

Collateral upon return of securities loaned	91,022,997

Accrued fees to affiliates	3,907,573

Accrued other operating expenses	344,851

Trustee deferred compensation and retirement plans	869,393

Total liabilities	129,213,281

Net assets applicable to shares outstanding	$9,660,845,626

Net assets consist of:

Shares of beneficial interest	$7,283,346,736

Distributable earnings	2,377,498,890

$9,660,845,626

Net Assets:
Class A	$8,244,554,556

Class C	$243,393,580

Class R	$254,720,635

Class Y	$493,701,402

Class R5	$10,636

Class R6	$424,464,817

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	169,990,956

Class C	5,567,325

Class R	5,436,160

Class Y	10,273,169

Class R5	218

Class R6	8,835,361

Class A:
Net asset value per share	$48.50

Maximum offering price per share (Net asset value of $48.50 ÷ 94.50%)	$51.32

Class C:
Net asset value and offering price per share	$43.72

Class R:
Net asset value and offering price per share	$46.86

Class Y:
Net asset value and offering price per share	$48.06

Class R5:
Net asset value and offering price per share	$48.79

Class R6:
Net asset value and offering price per share	$48.04

*	At April 30, 2022, securities with an aggregate value of $85,413,509 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Fund®

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $34,124)	$73,163,874

Dividends from affiliated money market funds (includes securities lending income of $431,837)	444,174

Total investment income	73,608,048

Expenses:

Advisory fees	24,127,883

Administrative services fees	770,639

Custodian fees	28,468

Distribution fees:
Class A	10,619,417

Class C	1,426,378

Class R	709,520

Transfer agent fees – A, C, R and Y	5,117,785

Transfer agent fees – R5	2

Transfer agent fees – R6	85,598

Trustees’ and officers’ fees and benefits	44,729

Registration and filing fees	126,689

Professional services fees	56,189

Other	(380,951)

Total expenses	42,732,346

Less: Fees waived and/or expense offset arrangement(s)	(9,334)

Net expenses	42,723,012

Net investment income	30,885,036

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	407,030,779

Affiliated investment securities	(32,237)

Foreign currencies	54,385

407,052,927

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,812,457,546)

Affiliated investment securities	1,084

Foreign currencies	(14)

(1,812,456,476)

Net realized and unrealized gain (loss)	(1,405,403,549)

Net increase (decrease) in net assets resulting from operations	$(1,374,518,513)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:

Net investment income	$30,885,036	$62,599,186

Net realized gain	407,052,927	1,852,926,404

Change in net unrealized appreciation (depreciation)	(1,812,456,476)	1,554,573,817

Net increase (decrease) in net assets resulting from operations	(1,374,518,513)	3,470,099,407

Distributions to shareholders from distributable earnings:

Class A	(1,603,979,647)	(257,779,861)

Class C	(52,532,692)	(10,580,645)

Class R	(49,150,971)	(7,703,892)

Class Y	(100,034,120)	(15,724,229)

Class R5	(2,431)	(376)

Class R6	(90,806,951)	(15,515,693)

Total distributions from distributable earnings	(1,896,506,812)	(307,304,696)

Share transactions–net:

Class A	1,210,323,208	(373,051,867)

Class C	25,154,208	(82,556,465)

Class R	49,084,419	(6,867,416)

Class Y	66,834,829	(6,957,858)

Class R6	36,429,449	(53,575,406)

Net increase (decrease) in net assets resulting from share transactions	1,387,826,113	(523,009,012)

Net increase (decrease) in net assets	(1,883,199,212)	2,639,785,699

Net assets:

Beginning of period	11,544,044,838	8,904,259,139

End of period	$9,660,845,626	$11,544,044,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$66.18	$0.16	$(6.92)	$(6.76)	$(0.38)	$(10.54)	$(10.92)	$48.50	(12.38	)%(e)	$8,244,555	0.78	%(e)(f)	0.78	%(e)(f)	0.57	%(e)(f)	19%
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26	(e)	9,808,667	0.82	(e)	0.82	(e)	0.58	(e)	47
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38	(e)	7,502,604	0.83	(e)	0.83	(e)	0.93	(e)	37
Two months ended 10/31/19	48.16	0.07	1.03	1.10	–	–	–	49.26	2.28		7,681,783	0.85	(f)	0.85	(f)	0.81	(f)	7
Year ended 08/31/19	54.31	0.49	1.14	1.63	(0.49)	(7.29)	(7.78)	48.16	5.14		7,625,507	0.88		0.88		1.03		49
Year ended 08/31/18	52.61	0.45	5.08	5.53	(0.55)	(3.28)	(3.83)	54.31	10.99		7,579,158	0.90		0.90		0.87		56
Year ended 08/31/17	46.57	0.53	6.90	7.43	(0.51)	(0.88)	(1.39)	52.61	16.27		7,436,792	0.93		0.93		1.08		40
Class C
Six months ended 04/30/22	60.54	(0.05)	(6.23)	(6.28)	–	(10.54)	(10.54)	43.72	(12.69)		243,394	1.55	(f)	1.55	(f)	(0.20	)(f)	19
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19		307,346	1.59		1.59		(0.19)		47
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55		300,125	1.60		1.60		0.16		37
Two months ended 10/31/19	45.03	0.00	0.96	0.96	–	–	–	45.99	2.13		343,918	1.62	(f)	1.62	(f)	0.04	(f)	7
Year ended 08/31/19	51.26	0.11	1.06	1.17	(0.11)	(7.29)	(7.40)	45.03	4.34		350,276	1.65		1.65		0.26		49
Year ended 08/31/18	49.85	0.05	4.81	4.86	(0.17)	(3.28)	(3.45)	51.26	10.16		810,071	1.67		1.67		0.11		56
Year ended 08/31/17	44.24	0.15	6.54	6.69	(0.20)	(0.88)	(1.08)	49.85	15.39		826,928	1.68		1.68		0.32		40
Class R
Six months ended 04/30/22	64.21	0.08	(6.67)	(6.59)	(0.22)	(10.54)	(10.76)	46.86	(12.47)		254,721	1.05	(f)	1.05	(f)	0.30	(f)	19
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88		291,450	1.09		1.09		0.31		47
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09		219,954	1.10		1.10		0.66		37
Two months ended 10/31/19	47.08	0.04	1.01	1.05	–	–	–	48.13	2.23		221,335	1.12	(f)	1.12	(f)	0.54	(f)	7
Year ended 08/31/19	53.26	0.35	1.11	1.46	(0.35)	(7.29)	(7.64)	47.08	4.84		218,620	1.15		1.15		0.76		49
Year ended 08/31/18	51.70	0.31	4.98	5.29	(0.45)	(3.28)	(3.73)	53.26	10.70		223,733	1.17		1.17		0.61		56
Year ended 08/31/17	45.82	0.40	6.77	7.17	(0.41)	(0.88)	(1.29)	51.70	15.99		189,337	1.18		1.18		0.82		40
Class Y
Six months ended 04/30/22	65.75	0.22	(6.85)	(6.63)	(0.52)	(10.54)	(11.06)	48.06	(12.27)		493,701	0.55	(f)	0.55	(f)	0.80	(f)	19
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57		596,575	0.59		0.59		0.81		47
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64		443,001	0.60		0.60		1.16		37
Two months ended 10/31/19	47.72	0.08	1.02	1.10	–	–	–	48.82	2.31		611,287	0.62	(f)	0.62	(f)	1.04	(f)	7
Year ended 08/31/19	53.90	0.59	1.13	1.72	(0.61)	(7.29)	(7.90)	47.72	5.37		590,781	0.65		0.65		1.26		49
Year ended 08/31/18	52.25	0.57	5.03	5.60	(0.67)	(3.28)	(3.95)	53.90	11.25		820,422	0.67		0.67		1.10		56
Year ended 08/31/17	46.26	0.64	6.85	7.49	(0.62)	(0.88)	(1.50)	52.25	16.55		778,910	0.69		0.69		1.32		40
Class R5
Six months ended 04/30/22	66.63	0.24	(6.95)	(6.71)	(0.59)	(10.54)	(11.13)	48.79	(12.24)		11	0.48	(f)	0.48	(f)	0.87	(f)	19
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73		15	0.48		0.48		0.92		47
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75		11	0.48		0.48		1.28		37
Two months ended 10/31/19	48.20	0.09	1.04	1.13	–	–	–	49.33	2.34		11	0.52	(f)	0.52	(f)	1.14	(f)	7
Period ended 08/31/19(g)	45.79	0.18	2.23	2.41	–	–	–	48.20	5.26		11	0.54	(f)	0.54	(f)	1.37	(f)	49
Class R6
Six months ended 04/30/22	65.78	0.24	(6.85)	(6.61)	(0.59)	(10.54)	(11.13)	48.04	(12.25)		424,465	0.48	(f)	0.48	(f)	0.87	(f)	19
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75		539,993	0.48		0.48		0.92		47
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75		438,565	0.48		0.48		1.28		37
Two months ended 10/31/19	47.66	0.09	1.02	1.11	–	–	–	48.77	2.33		616,482	0.48	(f)	0.48	(f)	1.18	(f)	7
Year ended 08/31/19	53.87	0.66	1.12	1.78	(0.70)	(7.29)	(7.99)	47.66	5.55		621,207	0.49		0.49		1.42		49
Year ended 08/31/18	52.22	0.66	5.03	5.69	(0.76)	(3.28)	(4.04)	53.87	11.45		720,854	0.50		0.50		1.27		56
Year ended 08/31/17	46.25	0.73	6.83	7.56	(0.71)	(0.88)	(1.59)	52.22	16.76		756,378	0.50		0.50		1.49		40

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Fund®

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Main Street Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $3,804 in fees for securities lending agent services.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Main Street Fund®

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.650%

Next $150 million	0.600%

Next $150 million	0.550%

Next $9.5 billion	0.450%

Next $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $6,655.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and

14	Invesco Main Street Fund®

Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $386,991 in front-end sales commissions from the sale of Class A shares and $3,441 and $4,678 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $25,744 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$9,480,720,264	$68,180,702	$–	$9,548,900,966

Money Market Funds	79,043,849	91,023,366	–	170,067,215

Total Investments	$9,559,764,113	$159,204,068	$–	$9,718,968,181

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,679.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15	Invesco Main Street Fund®

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $2,054,412,346 and $2,576,911,190, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,509,116,599

Aggregate unrealized (depreciation) of investments	(505,317,014)

Net unrealized appreciation of investments	$2,003,799,585

Cost of investments for tax purposes is $7,715,168,596.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,186,081	$178,900,137	6,004,663	$349,912,527

Class C	355,305	18,003,721	707,922	37,816,164

Class R	543,953	29,273,832	663,675	37,681,412

Class Y	981,679	55,560,550	1,837,051	106,455,791

Class R6	764,005	43,003,357	1,564,589	91,434,562

Issued as reinvestment of dividends:
Class A	27,281,275	1,522,295,227	4,665,147	245,246,811

Class C	1,018,369	51,366,549	213,677	10,346,263

Class R	906,909	48,936,808	149,808	7,659,671

Class Y	1,610,238	88,949,527	275,171	14,344,649

Class R6	1,610,402	88,910,299	294,840	15,361,145

Automatic conversion of Class C shares to Class A shares:
Class A	306,183	16,677,728	1,305,710	72,256,444

Class C	(338,606)	(16,677,728)	(1,419,448)	(72,256,444)

Reacquired:
Class A	(9,003,551)	(507,549,884)	(17,812,991)	(1,040,467,649)

Class C	(544,184)	(27,538,334)	(1,100,520)	(58,462,448)

Class R	(553,462)	(29,126,221)	(914,632)	(52,208,499)

Class Y	(1,392,283)	(77,675,248)	(2,209,441)	(127,758,298)

Class R6	(1,748,691)	(95,484,207)	(2,732,621)	(160,371,113)

Net increase (decrease) in share activity	24,983,622	$1,387,826,113	(8,507,400)	$(523,009,012)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$876.20	$3.63	$1,020.93	$3.91	0.78%
Class C	1,000.00	873.10	7.20	1,017.11	7.75	1.55
Class R	1,000.00	875.20	4.88	1,019.59	5.26	1.05
Class Y	1,000.00	877.30	2.56	1,022.07	2.76	0.55
Class R5	1,000.00	877.60	2.23	1,022.41	2.41	0.48
Class R6	1,000.00	877.50	2.23	1,022.41	2.41	0.48

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street Fund®

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MST-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Main Street All Cap Fund®

Nasdaq:

A: OMSOX ∎ C: OMSCX ∎ R: OMSNX ∎ Y: OMSYX ∎ R5: MSAZX ∎ R6: IOAPX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.11%
Class C Shares	-11.44
Class R Shares	-11.20
Class Y Shares	-10.99
Class R5 Shares	-10.96
Class R6 Shares	-10.95
Russell 3000 Index▼	-11.75

Source(s): ▼RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street All Cap Fund®

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (9/25/00)	7.71%
10 Years	10.13
5 Years	10.04
1 Year	-9.59

Class C Shares
Inception (9/25/00)	7.70%
10 Years	10.09
5 Years	10.47
1 Year	-5.87

Class R Shares
Inception (3/1/01)	7.93%
10 Years	10.47
5 Years	11.01
1 Year	-4.61

Class Y Shares
Inception (9/25/00)	8.33%
10 Years	11.03
5 Years	11.55
1 Year	-4.14

Class R5 Shares
10 Years	10.86%
5 Years	11.50
1 Year	-4.08

Class R6 Shares
10 Years	10.87%
5 Years	11.52
1 Year	-4.04

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Oppenheimer Main Street All Cap Fund®.

Note: The Fund was subsequently renamed the Invesco Main Street All Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street All Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street All Cap Fund®

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.84%
Aerospace & Defense–1.63%
Raytheon Technologies Corp.	207,316	$19,676,362

Agricultural & Farm Machinery–1.04%
Deere & Co.	33,233	12,547,119

Air Freight & Logistics–1.44%
United Parcel Service, Inc., Class B	96,958	17,450,501

Airlines–0.46%
Spirit Airlines, Inc.(b)	234,996	5,548,256

Apparel Retail–0.86%
Ross Stores, Inc.	104,275	10,403,517

Application Software–1.84%
Consensus Cloud Solutions, Inc.(b)	16,641	877,313

Q2 Holdings, Inc.(b)	70,778	3,661,346

salesforce.com, inc.(b)	67,984	11,961,105

Workday, Inc., Class A(b)	28,010	5,789,667

		22,289,431

Automobile Manufacturers–1.87%
General Motors Co.(b)	298,357	11,310,714

Tesla, Inc.(b)	12,971	11,294,628

		22,605,342

Automotive Retail–0.59%
CarMax, Inc.(b)	83,104	7,128,661

Biotechnology–0.50%
Seagen, Inc.(b)	46,533	6,096,288

Construction Materials–0.88%
Vulcan Materials Co.	61,784	10,644,765

Consumer Finance–0.95%
Capital One Financial Corp.	92,611	11,541,183

Data Processing & Outsourced Services–3.09%
Mastercard, Inc., Class A	102,848	37,372,906

Diversified Banks–2.00%
JPMorgan Chase & Co.	202,852	24,212,415

Electric Utilities–1.48%
Avangrid, Inc.(c)	121,219	5,376,062

PPL Corp.	440,864	12,480,860

		17,856,922

Electrical Components & Equipment–0.89%
Hubbell, Inc.	55,273	10,798,133

Financial Exchanges & Data–1.54%
Intercontinental Exchange, Inc.	160,628	18,602,329

Gas Utilities–1.43%
ONE Gas, Inc.	123,657	10,432,941

Suburban Propane Partners L.P.	406,908	6,836,054

		17,268,995

	Shares	Value

Health Care Equipment–1.42%
Boston Scientific Corp.(b)	252,675	$10,640,144

DexCom, Inc.(b)	15,988	6,532,377

		17,172,521

Health Care Facilities–2.29%
HCA Healthcare, Inc.	55,302	11,865,044

Tenet Healthcare Corp.(b)	219,071	15,884,838

		27,749,882

Homebuilding–0.78%
D.R. Horton, Inc.	135,064	9,399,104

Hotels, Resorts & Cruise Lines–0.56%
Airbnb, Inc., Class A(b)	44,562	6,827,344

Household Products–1.74%
Procter & Gamble Co. (The)	131,440	21,102,692

Human Resource & Employment Services–1.13%
Korn Ferry	222,992	13,700,628

Hypermarkets & Super Centers–1.53%
Walmart, Inc.	120,851	18,488,995

Industrial Conglomerates–0.80%
Honeywell International, Inc.	50,202	9,714,589

Industrial Machinery–0.79%
Otis Worldwide Corp.	131,345	9,567,170

Industrial REITs–2.53%
Duke Realty Corp.	162,083	8,874,044

Prologis, Inc.	135,357	21,696,374

		30,570,418

Insurance Brokers–1.37%
Arthur J. Gallagher & Co.	98,356	16,572,002

Integrated Oil & Gas–3.68%
Exxon Mobil Corp.	522,786	44,567,507

Integrated Telecommunication Services–1.80%
Verizon Communications, Inc.	469,599	21,742,434

Interactive Home Entertainment–0.95%
Zynga, Inc., Class A(b)(c)	1,396,331	11,547,657

Interactive Media & Services–6.17%
Alphabet, Inc., Class A(b)	27,910	63,695,923

Bumble, Inc., Class A(b)	52,849	1,267,847

Snap, Inc., Class A(b)(c)	186,158	5,298,057

Ziff Davis, Inc.(b)(c)	49,925	4,411,373

		74,673,200

Internet & Direct Marketing Retail–4.66%
Amazon.com, Inc.(b)	22,682	56,379,060

Internet Services & Infrastructure–0.10%
Snowflake, Inc., Class A(b)	6,754	1,157,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street All Cap Fund®

	Shares	Value

Investment Banking & Brokerage–1.27%
Raymond James Financial, Inc.	157,905	$15,389,421

Life Sciences Tools & Services–0.47%
Avantor, Inc.(b)	179,612	5,726,031

Managed Health Care–3.65%
Molina Healthcare, Inc.(b)	33,873	10,617,492

UnitedHealth Group, Inc.	66,042	33,585,659

		44,203,151

Office REITs–0.53%
Alexandria Real Estate Equities, Inc.	35,153	6,403,470

Oil & Gas Exploration & Production–1.68%
APA Corp.	158,387	6,482,780

Chesapeake Energy Corp.(c)	111,504	9,145,558

CNX Resources Corp.(b)	228,400	4,693,620

		20,321,958

Pharmaceuticals–6.07%
AstraZeneca PLC, ADR (United Kingdom)	189,167	12,560,689

Catalent, Inc.(b)	65,086	5,894,188

Eli Lilly and Co.	71,123	20,777,162

Johnson & Johnson	189,468	34,191,395

		73,423,434

Property & Casualty Insurance–1.48%
Allstate Corp. (The)	141,214	17,869,220

Railroads–0.98%
Union Pacific Corp.	50,850	11,913,647

Regional Banks–3.38%
East West Bancorp, Inc.	157,114	11,202,228

First Citizens BancShares, Inc., Class A(c)	14,079	9,001,831

Signature Bank	85,443	20,698,567

		40,902,626

Semiconductor Equipment–1.29%
Applied Materials, Inc.	140,892	15,547,432

Semiconductors–3.84%
Advanced Micro Devices, Inc.(b)	143,308	12,255,700

NVIDIA Corp.	102,361	18,984,895

QUALCOMM, Inc.	108,757	15,192,265

		46,432,860

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Soft Drinks–1.69%
Coca-Cola Co. (The)	316,080	$20,421,929

Specialty Chemicals–0.92%
Eastman Chemical Co.	108,081	11,096,676

Specialty Stores–0.80%
Tractor Supply Co.	48,110	9,691,760

Systems Software–9.91%
Microsoft Corp.	293,215	81,373,027

VMware, Inc., Class A	356,400	38,505,456

		119,878,483

Technology Hardware, Storage & Peripherals–5.09%
Apple, Inc.	390,339	61,536,943

Total Common Stocks & Other Equity Interests (Cost $878,226,213)		1,183,735,275

Money Market Funds–2.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	10,354,948	10,354,948

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	7,517,257	7,515,753

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	11,834,226	11,834,226

Total Money Market Funds (Cost $29,705,040)		29,704,927

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.30% (Cost $907,931,253)		1,213,440,202

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.02%
Invesco Private Government Fund, 0.40%(d)(e)(f)	7,335,356	7,335,356

Invesco Private Prime Fund, 0.35%(d)(e)(f)	17,116,442	17,116,442

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,451,081)		24,451,798

TOTAL INVESTMENTS IN SECURITIES–102.32% (Cost $932,382,334)		1,237,892,000

OTHER ASSETS LESS LIABILITIES–(2.32)%		(28,062,831)

NET ASSETS–100.00%		$1,209,829,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$3,478,287	$33,804,458	$(26,927,797)	$-	$-	$10,354,948	$695
Invesco Liquid Assets Portfolio, Institutional Class	2,605,609	24,146,042	(19,234,141)	(113)	(1,644)	7,515,753	1,405
Invesco Treasury Portfolio, Institutional Class	3,975,185	38,633,666	(30,774,625)	-	-	11,834,226	1,536
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,226,180	97,963,368	(101,854,192)	-	-	7,335,356	5,028*
Invesco Private Prime Fund	26,195,898	201,119,218	(210,197,565)	717	(1,826)	17,116,442	15,467*
Total	$47,481,159	$395,666,752	$(388,988,320)	$604	$(3,470)	$54,156,725	$24,131

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	25.15%
Health Care	14.41
Financials	11.99
Consumer Discretionary	10.12
Industrials	9.17
Communication Services	8.92
Energy	5.36
Consumer Staples	4.96
Real Estate	3.06
Utilities	2.90
Materials	1.80
Money Market Funds Plus Other Assets Less Liabilities	2.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $878,226,213)*	$1,183,735,275

Investments in affiliated money market funds, at value (Cost $54,156,121)	54,156,725

Cash	500,000

Receivable for:
Investments sold	1,513,113

Fund shares sold	267,724

Dividends	832,765

Investment for trustee deferred compensation and retirement plans	164,777

Other assets	83,069

Total assets	1,241,253,448

Liabilities:
Payable for:
Investments purchased	5,533,801

Fund shares reacquired	601,510

Collateral upon return of securities loaned	24,451,081

Accrued fees to affiliates	573,713

Accrued other operating expenses	99,397

Trustee deferred compensation and retirement plans	164,777

Total liabilities	31,424,279

Net assets applicable to shares outstanding	$1,209,829,169

Net assets consist of:
Shares of beneficial interest	$852,776,840

Distributable earnings	357,052,329

$1,209,829,169

Net Assets:
Class A	$1,041,729,505

Class C	$49,861,114

Class R	$51,481,099

Class Y	$63,486,997

Class R5	$9,671

Class R6	$3,260,783

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,300,115

Class C	2,660,644

Class R	2,491,810

Class Y	2,845,521

Class R5	446

Class R6	150,283

Class A:
Net asset value per share	$21.57

Maximum offering price per share (Net asset value of $21.57 ÷ 94.50%)	$22.83

Class C:
Net asset value and offering price per share	$18.74

Class R:
Net asset value and offering price per share	$20.66

Class Y:
Net asset value and offering price per share	$22.31

Class R5:
Net asset value and offering price per share	$21.68

Class R6:
Net asset value and offering price per share	$21.70

*	At April 30, 2022, securities with an aggregate value of $23,297,265 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street All Cap Fund®

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends	$10,544,955

Dividends from affiliated money market funds (includes securities lending income of $137,130)	140,766

Total investment income	10,685,721

Expenses:
Advisory fees	4,383,989

Administrative services fees	95,392

Custodian fees	2,703

Distribution fees:
Class A	1,417,936

Class C	282,987

Class R	141,984

Transfer agent fees – A, C, R and Y	807,248

Transfer agent fees – R5	2

Transfer agent fees – R6	543

Trustees’ and officers’ fees and benefits	12,911

Registration and filing fees	57,292

Reports to shareholders	3,230

Professional services fees	22,386

Other	6,886

Total expenses	7,235,489

Less: Fees waived and/or expense offset arrangement(s)	(2,605)

Net expenses	7,232,884

Net investment income	3,452,837

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	53,857,152

Affiliated investment securities	(3,470)

53,853,682

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(209,577,415)

Affiliated investment securities	604

(209,576,811)

Net realized and unrealized gain (loss)	(155,723,129)

Net increase (decrease) in net assets resulting from operations	$(152,270,292)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$3,452,837	$1,891,534

Net realized gain	53,853,682	217,597,804

Change in net unrealized appreciation (depreciation)	(209,576,811)	214,209,499

Net increase (decrease) in net assets resulting from operations	(152,270,292)	433,698,837

Distributions to shareholders from distributable earnings:
Class A	(183,271,747)	(9,443,275)

Class C	(9,801,181)	(652,957)

Class R	(9,041,575)	(482,249)

Class Y	(10,690,443)	(520,083)

Class R5	(1,964)	(128)

Class R6	(527,649)	(1,102)

Total distributions from distributable earnings	(213,334,559)	(11,099,794)

Share transactions–net:
Class A	126,351,682	(72,911,190)

Class C	5,951,438	(21,090,380)

Class R	7,420,995	(8,639,431)

Class Y	10,368,686	2,327,246

Class R5	–	(3,699)

Class R6	872,848	2,794,306

Net increase (decrease) in net assets resulting from share transactions	150,965,649	(97,523,148)

Net increase (decrease) in net assets	(214,639,202)	325,075,895

Net assets:
Beginning of period	1,424,468,371	1,099,392,476

End of period	$1,209,829,169	$1,424,468,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street All Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$28.54	$0.07	$(2.73)	$(2.66)	$(0.16)	$(4.15)	$(4.31)	$21.57	(11.08	)%(e)	$1,041,730	1.04	%(e)(f)	1.04	%(e)(f)	0.54	%(e)(f)	19%
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84	(e)	1,229,595	1.07	(e)	1.07	(e)	0.18	(e)	35
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24	(e)	938,494	1.12	(e)	1.12	(e)	0.73	(e)	28
Three months ended 10/31/19	18.30	0.03	0.20	0.23	–	–	–	18.53	1.26		957,529	1.14	(f)	1.14	(f)	0.73	(f)	7
Year ended 07/31/19	18.77	0.13	0.75	0.88	(0.07)	(1.28)	(1.35)	18.30	5.84		976,093	1.13		1.13		0.73		48
Year ended 07/31/18	19.40	0.09	1.84	1.93	(0.18)	(2.38)	(2.56)	18.77	10.55		923,741	1.13		1.14		0.50		48
Year ended 07/31/17	18.35	0.17	2.21	2.38	(0.20)	(1.13)	(1.33)	19.40	13.67		919,892	1.14		1.15		0.92		89
Class C
Six months ended 04/30/22	25.35	(0.02)	(2.38)	(2.40)	(0.06)	(4.15)	(4.21)	18.74	(11.44)		49,861	1.80	(f)	1.80	(f)	(0.22	)(f)	19
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78		60,285	1.83		1.83		(0.58)		35
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52		61,600	1.88		1.88		(0.03)		28
Three months ended 10/31/19	16.49	–	0.17	0.17	–	–	–	16.66	1.03		69,736	1.90	(f)	1.90	(f)	(0.03	)(f)	7
Year ended 07/31/19	17.10	–	0.67	0.67	–	(1.28)	(1.28)	16.49	5.18		73,404	1.89		1.89		(0.02)		48
Year ended 07/31/18	17.88	(0.04)	1.68	1.64	(0.04)	(2.38)	(2.42)	17.10	9.67		201,771	1.88		1.89		(0.25)		48
Year ended 07/31/17	17.01	0.03	2.04	2.07	(0.07)	(1.13)	(1.20)	17.88	12.84		219,426	1.89		1.90		0.17		89
Class R
Six months ended 04/30/22	27.48	0.03	(2.61)	(2.58)	(0.09)	(4.15)	(4.24)	20.66	(11.20)		51,481	1.30	(f)	1.30	(f)	0.28	(f)	19
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47		59,603	1.33		1.33		(0.08)		35
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01		49,869	1.38		1.38		0.47		28
Three months ended 10/31/19	17.70	0.02	0.19	0.21	–	–	–	17.91	1.19		53,064	1.40	(f)	1.40	(f)	0.47	(f)	7
Year ended 07/31/19	18.20	0.08	0.73	0.81	(0.03)	(1.28)	(1.31)	17.70	5.63		55,265	1.38		1.38		0.48		48
Year ended 07/31/18	18.88	0.05	1.78	1.83	(0.13)	(2.38)	(2.51)	18.20	10.27		58,150	1.38		1.39		0.25		48
Year ended 07/31/17	17.89	0.12	2.16	2.28	(0.16)	(1.13)	(1.29)	18.88	13.40		62,250	1.39		1.40		0.67		89
Class Y
Six months ended 04/30/22	29.41	0.10	(2.83)	(2.73)	(0.22)	(4.15)	(4.37)	22.31	(10.99)		63,487	0.80	(f)	0.80	(f)	0.78	(f)	19
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15		71,664	0.83		0.83		0.42		35
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59		49,316	0.88		0.88		0.97		28
Three months ended 10/31/19	18.77	0.05	0.19	0.24	–	–	–	19.01	1.28		46,309	0.91	(f)	0.91	(f)	0.97	(f)	7
Year ended 07/31/19	19.22	0.18	0.77	0.95	(0.12)	(1.28)	(1.40)	18.77	6.11		44,719	0.89		0.89		0.98		48
Year ended 07/31/18	19.81	0.14	1.88	2.02	(0.23)	(2.38)	(2.61)	19.22	10.84		42,354	0.88		0.89		0.74		48
Year ended 07/31/17	18.70	0.22	2.26	2.48	(0.24)	(1.13)	(1.37)	19.81	13.96		43,905	0.90		0.91		1.15		89
Class R5
Six months ended 04/30/22	28.72	0.11	(2.75)	(2.64)	(0.25)	(4.15)	(4.40)	21.68	(10.96)		10	0.71	(f)	0.71	(f)	0.87	(f)	19
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24		13	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64		12	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.84	(f)	0.84	(f)	1.04	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.79	(f)	0.79	(f)	1.07	(f)	48
Class R6
Six months ended 04/30/22	28.74	0.11	(2.75)	(2.64)	(0.25)	(4.15)	(4.40)	21.70	(10.95)		3,261	0.71	(f)	0.71	(f)	0.87	(f)	19
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34		3,309	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68		102	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.73	(f)	0.73	(f)	1.15	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.74	(f)	0.74	(f)	1.12	(f)	48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the three months ended October 31, 2019 and the years ended July 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2022 and the years ended ended October 31, 2021 and 2020.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street All Cap Fund®

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Main Street All Cap Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $928 in fees for securities lending agent services.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

13	Invesco Main Street All Cap Fund®

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $2,091.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $52,747 in front-end sales commissions from the sale of Class A shares and $3,668 and $818 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $6,248 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14	Invesco Main Street All Cap Fund®

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,183,735,275	$–	$–	$1,183,735,275

Money Market Funds	29,704,927	24,451,798	–	54,156,725

Total Investments	$1,213,440,202	$24,451,798	$–	$1,237,892,000

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $514.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $254,320,167 and $320,510,711, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$348,321,004

Aggregate unrealized (depreciation) of investments	(39,856,695)

Net unrealized appreciation of investments	$308,464,309

Cost of investments for tax purposes is $929,427,691.

15	Invesco Main Street All Cap Fund®

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,109,839	$27,374,318	2,209,063	$56,112,371

Class C	229,487	4,894,053	397,500	8,971,053

Class R	213,291	5,029,173	348,939	8,555,602

Class Y	447,648	11,635,859	683,537	17,701,473

Class R6	21,235	530,529	127,495	3,251,414

Issued as reinvestment of dividends:
Class A	7,218,472	176,202,865	398,023	9,082,874

Class C	456,878	9,717,789	31,529	643,194

Class R	383,102	8,968,420	21,805	480,149

Class Y	357,732	9,025,576	20,149	472,705

Class R6	20,844	511,312	28	642

Automatic conversion of Class C shares to Class A shares:
Class A	135,929	3,236,317	838,163	19,978,187

Class C	(155,800)	(3,236,317)	(938,626)	(19,978,187)

Reacquired:
Class A	(3,240,375)	(80,461,818)	(6,251,242)	(158,084,622)

Class C	(248,155)	(5,424,087)	(476,595)	(10,726,440)

Class R	(273,177)	(6,576,598)	(727,971)	(17,675,182)

Class Y	(396,201)	(10,292,749)	(612,485)	(15,846,932)

Class R5	-	-	(138)	(3,699)

Class R6	(6,946)	(168,993)	(17,353)	(457,750)

Net increase (decrease) in share activity	6,273,803	$150,965,649	(3,948,179)	$(97,523,148)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street All Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$888.90	$4.87	$1,019.64	$5.21	1.04%
Class C	1,000.00	885.60	8.42	1,015.87	9.00	1.80
Class R	1,000.00	888.00	6.09	1,018.35	6.51	1.30
Class Y	1,000.00	890.10	3.75	1,020.83	4.01	0.80
Class R5	1,000.00	890.40	3.33	1,021.27	3.56	0.71
Class R6	1,000.00	890.50	3.33	1,021.27	3.56	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street All Cap Fund®

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MSA-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Rising Dividends Fund

Nasdaq:

A: OARDX ∎ C: OCRDX ∎ R: ONRDX ∎ Y: OYRDX ∎ R5: RSDQX ∎ R6: OIRDX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.99%
Class C Shares	-6.33
Class R Shares	-6.09
Class Y Shares	-5.87
Class R5 Shares	-5.84
Class R6 Shares	-5.82
S&P 500 Index▼	-9.65
Russell 1000 Index▼	-11.29

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rising Dividends Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/30/80)	11.94%
10 Years	9.82
5 Years	10.11
1 Year	-2.19

Class C Shares
Inception (9/1/93)	8.65%
10 Years	9.78
5 Years	10.54
1 Year	1.84

Class R Shares
Inception (3/1/01)	6.88%
10 Years	10.15
5 Years	11.09
1 Year	3.24

Class Y Shares
Inception (12/16/96)	8.08%
10 Years	10.70
5 Years	11.64
1 Year	3.74

Class R5 Shares
10 Years	10.56%
5 Years	11.60
1 Year	3.84

Class R6 Shares
Inception (2/28/12)	10.88%
10 Years	10.89
5 Years	11.80
1 Year	3.84

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Rising Dividend Fund. Note: The Fund was subsequently renamed the Invesco Rising Dividends Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rising Dividends Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rising Dividends Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.55%
Aerospace & Defense–1.80%
Raytheon Technologies Corp.	543,079	$51,543,628

Agricultural & Farm Machinery–1.63%
Deere & Co.	123,749	46,721,435

Air Freight & Logistics–1.34%
United Parcel Service, Inc., Class B	213,963	38,509,061

Apparel Retail–1.18%
Ross Stores, Inc.	339,372	33,859,144

Apparel, Accessories & Luxury Goods–0.51%
LVMH Moet Hennessy Louis Vuitton SE (France)	22,708	14,530,752

Automotive Retail–0.75%
Advance Auto Parts, Inc.(b)	107,699	21,499,951

Building Products–0.80%
Carrier Global Corp.	597,810	22,878,189

Cable & Satellite–1.38%
Comcast Corp., Class A	990,582	39,385,540

Consumer Finance–1.10%
American Express Co.	180,663	31,563,633

Data Processing & Outsourced Services–2.25%
Visa, Inc., Class A(b)	302,752	64,525,534

Diversified Banks–2.23%
JPMorgan Chase & Co.	535,084	63,867,626

Electric Utilities–2.17%
American Electric Power Co., Inc.	323,015	32,014,017

NextEra Energy, Inc.	425,979	30,253,028

		62,267,045

Electrical Components & Equipment–0.51%
Regal Rexnord Corp.	115,046	14,638,453

Electronic Manufacturing Services–1.02%
TE Connectivity Ltd. (Switzerland)	233,801	29,173,689

Environmental & Facilities Services–1.27%
Republic Services, Inc.	271,544	36,460,213

Fertilizers & Agricultural Chemicals–1.39%
Mosaic Co. (The)	638,842	39,876,518

Financial Exchanges & Data–3.74%
CME Group, Inc., Class A	110,958	24,337,528

Intercontinental Exchange, Inc.	313,682	36,327,512

S&P Global, Inc.	123,190	46,381,035

		107,046,075

Footwear–1.15%
NIKE, Inc., Class B	263,597	32,870,546

	Shares	Value

Gas Utilities–0.68%
Atmos Energy Corp.(b)	171,795	$19,481,553

General Merchandise Stores–1.49%
Dollar General Corp.	180,050	42,767,276

Health Care Equipment–1.25%
Stryker Corp.	147,969	35,699,001

Health Care Facilities–0.59%
HCA Healthcare, Inc.	79,210	16,994,506

Health Care Supplies–0.76%
Cooper Cos., Inc. (The)	60,476	21,834,255

Home Improvement Retail–1.86%
Home Depot, Inc. (The)	177,762	53,399,705

Homebuilding–0.91%
D.R. Horton, Inc.	374,099	26,033,549

Hotels, Resorts & Cruise Lines–1.10%
Wyndham Hotels & Resorts, Inc.	357,553	31,450,362

Household Products–2.12%
Procter & Gamble Co. (The)	377,642	60,630,423

Industrial Conglomerates–1.01%
Honeywell International, Inc.	149,312	28,893,365

Industrial Machinery–0.88%
Otis Worldwide Corp.	345,553	25,170,081

Industrial REITs–1.64%
Prologis, Inc.	293,321	47,016,423

Insurance Brokers–1.74%
Marsh & McLennan Cos., Inc.	309,014	49,967,564

Integrated Oil & Gas–2.27%
Chevron Corp.	414,164	64,887,074

Integrated Telecommunication Services–1.05%
Verizon Communications, Inc.	647,083	29,959,943

Interactive Home Entertainment–1.34%
Electronic Arts, Inc.	326,287	38,518,180

Investment Banking & Brokerage–1.13%
Charles Schwab Corp. (The)	489,049	32,438,620

IT Consulting & Other Services–1.58%
Accenture PLC, Class A	151,075	45,376,887

Life Sciences Tools & Services–1.80%
Danaher Corp.	205,532	51,615,251

Managed Health Care–3.40%
Anthem, Inc.	47,013	23,597,235

UnitedHealth Group, Inc.	145,001	73,740,259

		97,337,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rising Dividends Fund

	Shares	Value

Marine–0.35%
ZIM Integrated Shipping Services Ltd. (Israel)	180,845	$10,060,407

Metal & Glass Containers–0.78%
Crown Holdings, Inc.	201,931	22,220,487

Office REITs–1.20%
Alexandria Real Estate Equities, Inc.	188,426	34,323,680

Oil & Gas Equipment & Services–0.90%
Baker Hughes Co., Class A	829,230	25,722,715

Oil & Gas Exploration & Production–0.88%
Chesapeake Energy Corp.(b)	305,886	25,088,770

Packaged Foods & Meats–1.14%
Mondelez International, Inc., Class A	504,246	32,513,782

Pharmaceuticals–6.44%
AstraZeneca PLC, ADR (United Kingdom)	465,413	30,903,423

Eli Lilly and Co.	196,025	57,264,784

Johnson & Johnson	327,683	59,133,674

Zoetis, Inc.	210,317	37,278,688

		184,580,569

Property & Casualty Insurance–1.23%
Allstate Corp. (The)	277,312	35,091,060

Railroads–1.54%
Union Pacific Corp.	188,466	44,155,699

Regional Banks–1.11%
PNC Financial Services Group, Inc. (The)	191,096	31,741,046

Research & Consulting Services–1.13%
TransUnion	371,354	32,500,902

Restaurants–1.56%
McDonald’s Corp.	178,950	44,587,182

Semiconductor Equipment–2.24%
Applied Materials, Inc.	296,315	32,698,360

ASML Holding N.V., New York Shares (Netherlands)	55,980	31,559,845

		64,258,205

Semiconductors–4.13%
NVIDIA Corp.	298,092	55,287,123

QUALCOMM, Inc.	264,993	37,016,872

Texas Instruments, Inc.	151,932	25,866,423

		118,170,418

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Soft Drinks–3.16%
Coca-Cola Co. (The)	627,988	$40,574,305

PepsiCo, Inc.	291,153	49,993,881

		90,568,186

Specialized REITs–1.72%
American Tower Corp.	204,539	49,297,990

Specialty Chemicals–0.76%
PPG Industries, Inc.	169,289	21,667,299

Systems Software–6.82%
Microsoft Corp.	703,601	195,263,350

Technology Hardware, Storage & Peripherals–7.64%
Apple, Inc.	1,387,183	218,689,400

Total Common Stocks & Other Equity Interests (Cost $1,876,860,874)		2,851,189,691

Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d)	3,750,798	3,750,798

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(c)(d)	2,972,735	2,972,140

Invesco Treasury Portfolio, Institutional Class, 0.23%(c)(d)	4,286,626	4,286,626

Total Money Market Funds (Cost $11,009,171)		11,009,564

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,887,870,045)		2,862,199,255

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.94%
Invesco Private Government Fund, 0.40%(c)(d)(e)	25,267,751	25,267,751

Invesco Private Prime Fund, 0.35%(c)(d)(e)	58,958,085	58,958,085

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,221,641)		84,225,836

TOTAL INVESTMENTS IN SECURITIES–102.88% (Cost $1,972,091,686)		2,946,425,091

OTHER ASSETS LESS LIABILITIES–(2.88)%		(82,349,523)

NET ASSETS–100.00%		$2,864,075,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rising Dividends Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,150,599	$64,055,792	$(65,455,593)	$-	$-	$3,750,798	$816
Invesco Liquid Assets Portfolio, Institutional Class	3,973,053	45,754,137	(46,753,996)	393	(1,447)	2,972,140	1,320
Invesco Treasury Portfolio, Institutional Class	5,886,399	73,206,619	(74,806,392)	-	-	4,286,626	1,347
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	325,814,719	(300,546,968)	-	-	25,267,751	21,398*
Invesco Private Prime Fund	-	753,055,242	(694,069,477)	4,195	(31,875)	58,958,085	59,394*
Total	$15,010,051	$1,261,886,509	$(1,181,632,426)	$4,588	$(33,322)	$95,235,400	$84,275

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2022

Information Technology	25.68%
Health Care	14.25
Financials	12.28
Industrials	12.27
Consumer Discretionary	10.51
Consumer Staples	6.41
Real Estate	4.56
Energy	4.04
Communication Services	3.77
Materials	2.93
Utilities	2.85
Money Market Funds Plus Other Assets Less Liabilities	0.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rising Dividends Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,876,860,874)*	$2,851,189,691

Investments in affiliated money market funds, at value (Cost $95,230,812)	95,235,400

Cash	3,000,000

Foreign currencies, at value (Cost $143,050)	142,905

Receivable for:
Investments sold	4,615,365

Fund shares sold	685,543

Dividends	2,339,717

Investment for trustee deferred compensation and retirement plans	186,565

Other assets	93,965

Total assets	2,957,489,151

Liabilities:
Payable for:
Investments purchased	4,633,951

Fund shares reacquired	2,780,056

Collateral upon return of securities loaned	84,221,641

Accrued fees to affiliates	1,373,357

Accrued trustees’ and officers’ fees and benefits	2,031

Accrued other operating expenses	99,358

Trustee deferred compensation and retirement plans	303,189

Total liabilities	93,413,583

Net assets applicable to shares outstanding	$2,864,075,568

Net assets consist of:
Shares of beneficial interest	$1,736,439,015

Distributable earnings	1,127,636,553

$2,864,075,568

Net Assets:
Class A	$2,260,071,161

Class C	$165,982,584

Class R	$105,300,687

Class Y	$294,689,486

Class R5	$12,257

Class R6	$38,019,393

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	98,762,746

Class C	9,081,122

Class R	4,641,853

Class Y	12,298,972

Class R5	536

Class R6	1,591,517

Class A:
Net asset value per share	$22.88

Maximum offering price per share (Net asset value of $22.88 ÷ 94.50%)	$24.21

Class C:
Net asset value and offering price per share	$18.28

Class R:
Net asset value and offering price per share	$22.69

Class Y:
Net asset value and offering price per share	$23.96

Class R5:
Net asset value and offering price per share	$22.87

Class R6:
Net asset value and offering price per share	$23.89

*	At April 30, 2022, securities with an aggregate value of $79,830,200 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rising Dividends Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $804,579)	$26,901,721

Dividends from affiliated money market funds (includes securities lending income of $591,334)	594,817

Total investment income	27,496,538

Expenses:
Advisory fees	9,009,866

Administrative services fees	217,830

Custodian fees	9,366

Distribution fees:
Class A	3,037,879

Class C	932,591

Class R	281,093

Transfer agent fees – A, C, R and Y	1,596,778

Transfer agent fees – R5	2

Transfer agent fees – R6	6,064

Trustees’ and officers’ fees and benefits	35,828

Registration and filing fees	64,917

Professional services fees	29,578

Other	(293,761)

Total expenses	14,928,031

Less: Fees waived and/or expense offset arrangement(s)	(3,101)

Net expenses	14,924,930

Net investment income	12,571,608

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	148,203,892

Affiliated investment securities	(33,322)

Foreign currencies	(31,119)

148,139,451

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(343,015,011)

Affiliated investment securities	4,588

Foreign currencies	(6,551)

(343,016,974)

Net realized and unrealized gain (loss)	(194,877,523)

Net increase (decrease) in net assets resulting from operations	$(182,305,915)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rising Dividends Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$12,571,608	$17,346,586

Net realized gain	148,139,451	379,515,076

Change in net unrealized appreciation (depreciation)	(343,016,974)	507,439,650

Net increase (decrease) in net assets resulting from operations	(182,305,915)	904,301,312

Distributions to shareholders from distributable earnings:
Class A	(284,626,572)	(49,334,750)

Class C	(26,390,273)	(5,112,354)

Class R	(13,037,421)	(2,124,341)

Class Y	(35,804,778)	(7,061,100)

Class R5	(1,712)	(328)

Class R6	(4,630,104)	(818,653)

Total distributions from distributable earnings	(364,490,860)	(64,451,526)

Share transactions–net:
Class A	190,792,632	(99,301,611)

Class C	8,045,321	(104,312,412)

Class R	9,806,782	(9,906,918)

Class Y	24,176,138	(16,255,806)

Class R6	4,096,021	2,526,702

Net increase (decrease) in net assets resulting from share transactions	236,916,894	(227,250,045)

Net increase (decrease) in net assets	(309,879,881)	612,599,741

Net assets:
Beginning of period	3,173,955,449	2,561,355,708

End of period	$2,864,075,568	$3,173,955,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rising Dividends Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$27.44	$0.10	$(1.51)	$(1.41)	$(0.06)	$(3.09)	$(3.15)	$22.88	(5.99)%	$2,260,071	0.94	%(e)	0.94	%(e)	0.84	%(e)	18%
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00		1.00		0.62		30
Year ended 10/31/20	20.21	0.20	0.99	1.19	(0.23)	(0.65)	(0.88)	20.52	6.05	1,944,346	1.04		1.04		0.99		28
Year ended 10/31/19	19.48	0.22	1.98	2.20	(0.18)	(1.29)	(1.47)	20.21	12.30	2,055,643	1.05		1.05		1.13		29
Year ended 10/31/18	20.45	0.22	0.63	0.85	(0.23)	(1.59)	(1.82)	19.48	4.39	1,980,262	1.06		1.06		1.11		58
Year ended 10/31/17	18.26	0.27	3.11	3.38	(0.29)	(0.90)	(1.19)	20.45	19.42	2,131,479	1.07		1.07		1.43		78
Class C
Six months ended 04/30/22	22.56	0.01	(1.20)	(1.19)	—	(3.09)	(3.09)	18.28	(6.33)	165,983	1.69	(e)	1.69	(e)	0.09	(e)	18
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75		1.75		(0.13)		30
Year ended 10/31/20	16.77	0.04	0.82	0.86	(0.03)	(0.65)	(0.68)	16.95	5.23	238,458	1.79		1.79		0.24		28
Year ended 10/31/19	16.44	0.06	1.64	1.70	(0.08)	(1.29)	(1.37)	16.77	11.44	317,475	1.80		1.80		0.38		29
Year ended 10/31/18	17.54	0.06	0.54	0.60	(0.11)	(1.59)	(1.70)	16.44	3.65	470,544	1.81		1.81		0.36		58
Year ended 10/31/17	15.83	0.11	2.68	2.79	(0.18)	(0.90)	(1.08)	17.54	18.54	534,216	1.83		1.83		0.68		78
Class R
Six months ended 04/30/22	27.23	0.07	(1.49)	(1.42)	(0.03)	(3.09)	(3.12)	22.69	(6.09)	105,301	1.19	(e)	1.19	(e)	0.59	(e)	18
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25		1.25		0.37		30
Year ended 10/31/20	20.06	0.15	0.97	1.12	(0.17)	(0.65)	(0.82)	20.36	5.75	94,605	1.29		1.29		0.74		28
Year ended 10/31/19	19.35	0.17	1.97	2.14	(0.14)	(1.29)	(1.43)	20.06	12.00	104,287	1.30		1.30		0.88		29
Year ended 10/31/18	20.32	0.17	0.63	0.80	(0.18)	(1.59)	(1.77)	19.35	4.16	104,523	1.31		1.31		0.86		58
Year ended 10/31/17	18.15	0.23	3.08	3.31	(0.24)	(0.90)	(1.14)	20.32	19.12	111,030	1.33		1.33		1.20		78
Class Y
Six months ended 04/30/22	28.59	0.14	(1.58)	(1.44)	(0.10)	(3.09)	(3.19)	23.96	(5.87)	294,689	0.69	(e)	0.69	(e)	1.09	(e)	18
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75		0.75		0.87		30
Year ended 10/31/20	21.02	0.26	1.02	1.28	(0.29)	(0.65)	(0.94)	21.36	6.29	255,399	0.79		0.79		1.24		28
Year ended 10/31/19	20.21	0.27	2.06	2.33	(0.23)	(1.29)	(1.52)	21.02	12.52	311,750	0.80		0.80		1.38		29
Year ended 10/31/18	21.14	0.28	0.66	0.94	(0.28)	(1.59)	(1.87)	20.21	4.68	345,108	0.81		0.81		1.36		58
Year ended 10/31/17	18.84	0.34	3.20	3.54	(0.34)	(0.90)	(1.24)	21.14	19.69	462,807	0.83		0.83		1.69		78
Class R5
Six months ended 04/30/22	27.43	0.15	(1.52)	(1.37)	(0.10)	(3.09)	(3.19)	22.87	(5.84)	12	0.62	(e)	0.62	(e)	1.16	(e)	18
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65		0.65		0.97		30
Year ended 10/31/20	20.21	0.27	0.98	1.25	(0.30)	(0.65)	(0.95)	20.51	6.41	11	0.67		0.67		1.36		28
Period ended 10/31/19(f)	18.65	0.13	1.55	1.68	(0.12)	—	(0.12)	20.21	9.05	11	0.70	(e)	0.70	(e)	1.49	(e)	29
Class R6
Six months ended 04/30/22	28.51	0.15	(1.57)	(1.42)	(0.11)	(3.09)	(3.20)	23.89	(5.82)	38,019	0.62	(e)	0.62	(e)	1.16	(e)	18
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65		0.65		0.97		30
Year ended 10/31/20	20.97	0.29	1.02	1.31	(0.32)	(0.65)	(0.97)	21.31	6.47	28,537	0.64		0.67		1.39		28
Year ended 10/31/19	20.16	0.30	2.06	2.36	(0.26)	(1.29)	(1.55)	20.97	12.72	29,624	0.64		0.64		1.54		29
Year ended 10/31/18	21.10	0.31	0.65	0.96	(0.31)	(1.59)	(1.90)	20.16	4.82	24,128	0.65		0.65		1.52		58
Year ended 10/31/17	18.81	0.35	3.21	3.56	(0.37)	(0.90)	(1.27)	21.10	19.89	21,409	0.64		0.64		1.78		78

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rising Dividends Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Rising Dividends Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $5,799 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

13	Invesco Rising Dividends Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $800 million	0.650%
Next $700 million	0.600%
Next $1.0 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

* The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $2,228.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

14	Invesco Rising Dividends Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $131,731 in front-end sales commissions from the sale of Class A shares and $1,335 and $2,355 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $13,604 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,836,658,939	$14,530,752	$–	$2,851,189,691
Money Market Funds	11,009,564	84,225,836	–	95,235,400
Total Investments	$2,847,668,503	$98,756,588	$–	$2,946,425,091

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $873.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15	Invesco Rising Dividends Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $558,715,748 and $663,781,563, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,054,039,130

Aggregate unrealized (depreciation) of investments	(80,085,081)

Net unrealized appreciation of investments	$973,954,049

Cost of investments for tax purposes is $1,972,471,042.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,950,068	$73,595,521	5,082,789	$123,256,369

Class C	561,828	11,252,640	1,199,672	24,173,694

Class R	276,131	6,875,342	560,693	13,563,423

Class Y	848,764	21,991,785	1,300,759	32,672,915

Class R6	137,520	3,640,917	399,042	10,164,359

Issued as reinvestment of dividends:
Class A	10,721,185	265,348,288	2,030,625	46,150,409

Class C	1,295,270	25,646,350	268,032	4,913,077

Class R	529,490	12,998,914	94,695	2,116,215

Class Y	1,157,870	30,000,067	243,423	5,790,776

Class R6	170,383	4,400,980	31,446	749,190

Automatic conversion of Class C shares to Class A shares:
Class A	657,590	16,061,980	3,855,584	90,335,153

Class C	(819,910)	(16,061,980)	(4,682,828)	(90,335,153)

Reacquired:
Class A	(6,577,774)	(164,213,157)	(14,716,870)	(359,043,542)

Class C	(637,760)	(12,791,689)	(2,172,892)	(43,064,030)

Class R	(399,574)	(10,067,474)	(1,065,821)	(25,586,556)

Class Y	(1,057,300)	(27,815,714)	(2,149,762)	(54,719,497)

Class R6	(151,894)	(3,945,876)	(334,301)	(8,386,847)

Net increase (decrease) in share activity	9,661,887	$236,916,894	(10,055,714)	$(227,250,045)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Rising Dividends Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$940.10	$4.52	$1,020.13	$4.71	0.94%
Class C	1,000.00	936.70	8.12	1,016.41	8.45	1.69
Class R	1,000.00	939.10	5.72	1,018.89	5.96	1.19
Class Y	1,000.00	941.30	3.32	1,021.37	3.46	0.69
Class R5	1,000.00	941.60	2.98	1,021.72	3.11	0.62
Class R6	1,000.00	941.80	2.99	1,021.72	3.11	0.62

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Rising Dividends Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-RISD-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Summit Fund

Nasdaq:

A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-24.27%
Class C Shares	-24.57
Class P Shares	-24.25
Class S Shares	-24.24
Class Y Shares	-24.19
Class R5 Shares	-24.18
Class R6 Shares	-24.15
S&P 500 Index▼ (Broad Market Index)	-9.65
Russell 1000 Growth Index▼ (Style-Specific Index)	-17.84
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	-26.55

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	9.15%
10 Years	12.92
5 Years	12.54
1 Year	-24.00
Class C Shares
Inception (10/31/05)	9.12%
10 Years	12.90
5 Years	12.95
1 Year	-20.81
Class P Shares
Inception (11/1/82)	9.91%
10 Years	13.73
5 Years	13.97
1 Year	-19.47
Class S Shares
Inception (9/25/09)	13.35%
10 Years	13.68
5 Years	13.93
1 Year	-19.47
Class Y Shares
Inception (10/3/08)	12.05%
10 Years	13.84
5 Years	14.10
1 Year	-19.35
Class R5 Shares
Inception (10/3/08)	12.14%
10 Years	13.90
5 Years	14.10
1 Year	-19.37
Class R6 Shares
10 Years	13.74%
5 Years	14.15
1 Year	-19.33

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y,

Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Summit Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Summit Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.80%
Aerospace & Defense-2.79%
Airbus SE (France)	276,300	$30,046,956

General Dynamics Corp.	123,750	29,270,587

Northrop Grumman Corp.	48,600	21,354,840

		80,672,383

Agricultural & Farm Machinery-0.99%
Deere & Co.	75,870	28,644,718

Agricultural Products-0.23%
Bunge Ltd.	57,600	6,515,712

Apparel Retail-0.12%
MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	294,429	3,515,482

Application Software-3.12%
Adobe, Inc.(b)	18,270	7,234,006

Paylocity Holding Corp.(b)	96,030	18,210,169

salesforce.com, inc.(b)	84,690	14,900,359

Synopsys, Inc.(b)	106,380	30,508,720

Trade Desk, Inc. (The), Class A(b)	193,500	11,401,020

Unity Software, Inc.(b)(c)	117,000	7,769,970

		90,024,244

Asset Management & Custody Banks-0.64%
Apollo Global Management, Inc.	136,250	6,779,800

KKR & Co., Inc., Class A	231,200	11,784,264

		18,564,064

Automobile Manufacturers-0.78%
General Motors Co.(b)	189,000	7,164,990

Rivian Automotive, Inc., Class A(b)(c)	33,128	1,001,791

Tesla, Inc.(b)	16,470	14,341,417

		22,508,198

Automotive Retail-0.32%
AutoZone, Inc.(b)	4,720	9,229,818

Biotechnology-0.26%
AbbVie, Inc.	46,800	6,873,984

uniQure N.V. (Netherlands)(b)	39,600	591,624

		7,465,608

Construction Machinery & Heavy Trucks-0.35%
Caterpillar, Inc.	48,600	10,232,244

Consumer Electronics-0.72%
Sony Group Corp. (Japan)	242,300	20,826,041

Copper-1.16%
Freeport-McMoRan, Inc.	823,500	33,392,925

Data Processing & Outsourced Services-5.26%
Adyen N.V. (Netherlands)(b)(d)	3,501	5,855,275

Block, Inc., Class A(b)(c)	101,610	10,114,259

Mastercard, Inc., Class A	357,570	129,933,787

PayPal Holdings, Inc.(b)	36,900	3,244,617

	Shares	Value

Data Processing & Outsourced Services-(continued)
StoneCo Ltd., Class A (Brazil)(b)(c)	289,800	$2,729,916

		151,877,854

Diversified Banks-0.23%
BDO Unibank, Inc. (Philippines)	2,700,000	6,664,684

Diversified Metals & Mining-0.81%
Glencore PLC (Australia)	3,807,000	23,466,929

Diversified Support Services-0.40%
Cintas Corp.	29,250	11,619,855

Electrical Components & Equipment-0.75%
AMETEK, Inc.	171,000	21,590,460

Electronic Equipment & Instruments-1.59%
Teledyne Technologies, Inc.(b)	106,470	45,947,128

Environmental & Facilities Services-1.32%
Clean Harbors, Inc.(b)	147,960	15,525,443

Waste Connections, Inc.	164,700	22,723,659

		38,249,102

Financial Exchanges & Data-0.92%
CME Group, Inc., Class A	28,800	6,316,992

Intercontinental Exchange, Inc.	174,044	20,156,036

		26,473,028

Food Distributors-0.83%
Performance Food Group Co.(b)	259,200	12,765,601

Sysco Corp.	132,300	11,309,004

		24,074,605

Food Retail-0.82%
HelloFresh SE (Germany)(b)	552,600	23,632,562

Gold-0.47%
Newmont Corp.	186,300	13,571,955

Health Care Equipment-2.35%
DexCom, Inc.(b)	79,740	32,580,169

Edwards Lifesciences Corp.(b)	52,200	5,521,716

Intuitive Surgical, Inc.(b)	67,950	16,260,435

Shockwave Medical, Inc.(b)	88,614	13,392,234

		67,754,554

Health Care Facilities-0.76%
HCA Healthcare, Inc.	102,690	22,032,140

Health Care Supplies-1.02%
Cooper Cos., Inc. (The)	81,450	29,406,708

Home Improvement Retail-1.99%
Lowe’s Cos., Inc.	290,070	57,355,541

Hotels, Resorts & Cruise Lines-2.81%
Booking Holdings, Inc.(b)	11,000	24,313,410

Marriott Vacations Worldwide Corp.(c)	140,310	20,952,492

Travel + Leisure Co.	646,200	35,851,176

		81,117,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Summit Fund

	Shares	Value

Industrial Machinery-0.44%
Chart Industries, Inc.(b)(c)	74,880	$12,641,242

Insurance Brokers-0.79%
Arthur J. Gallagher & Co.	66,600	11,221,434

Brown & Brown, Inc.	188,100	11,658,438

		22,879,872

Integrated Oil & Gas-0.99%
Occidental Petroleum Corp.	227,700	12,543,993

Suncor Energy, Inc. (Canada)	447,564	16,088,822

		28,632,815

Interactive Home Entertainment-3.14%
Electronic Arts, Inc.	190,980	22,545,189

Nintendo Co. Ltd. (Japan)	112,500	51,846,739

Sea Ltd., ADR (Taiwan)(b)(c)	35,550	2,942,118

Take-Two Interactive Software, Inc.(b)	112,171	13,405,556

		90,739,602

Interactive Media & Services-8.37%
Alphabet, Inc., Class A(b)	414	944,827

Alphabet, Inc., Class C(b)	67,860	156,032,534

Bumble, Inc., Class A(b)(c)	436,100	10,462,039

Kuaishou Technology (China)(b)(d)	977,400	8,030,576

Meta Platforms, Inc., Class A(b)	225,900	45,286,173

ZoomInfo Technologies, Inc., Class A(b)	441,600	20,931,840

		241,687,989

Internet & Direct Marketing Retail-6.91%
Amazon.com, Inc.(b)	59,346	147,512,198

Farfetch Ltd., Class A (United Kingdom)(b)	976,500	10,936,800

JD.com, Inc., ADR (China)(b)(c)	377,100	23,251,986

MercadoLibre, Inc. (Brazil)(b)	7,605	7,404,456

Overstock.com, Inc.(b)(c)	307,980	10,335,809

		199,441,249

Internet Services & Infrastructure-1.01%
Cloudflare, Inc., Class A(b)(c)	97,200	8,372,808

MongoDB, Inc.(b)	58,760	20,855,687

		29,228,495

Leisure Facilities-0.64%
Life Time Group Holdings, Inc.(b)(c)	1,286,365	18,395,020

Life Sciences Tools & Services-1.45%
Avantor, Inc.(b)	509,400	16,239,672

Charles River Laboratories International, Inc.(b)(c)	59,400	14,345,694

Danaher Corp.	45,000	11,300,850

		41,886,216

Managed Health Care-3.85%
Anthem, Inc.	41,024	20,591,176

UnitedHealth Group, Inc.	178,120	90,582,926

		111,174,102

Movies & Entertainment-0.16%
IMAX Corp.(b)	287,100	4,541,922

Oil & Gas Equipment & Services-0.81%
Schlumberger N.V.	600,300	23,417,703

	Shares	Value

Oil & Gas Exploration & Production-1.26%
APA Corp.	433,800	$17,755,434

Denbury, Inc.(b)	144,000	9,213,120

Oasis Petroleum, Inc.(c)	70,650	9,372,429

		36,340,983

Oil & Gas Refining & Marketing-1.01%
Valero Energy Corp.	261,630	29,166,512

Packaged Foods & Meats-0.98%
Oatly Group AB, ADR(b)(c)	974,700	3,469,932

Tyson Foods, Inc., Class A	266,400	24,817,824

		28,287,756

Pharmaceuticals-3.64%
AstraZeneca PLC (United Kingdom)	45,000	5,977,884

Bayer AG (Germany)	651,600	42,948,723

Novo Nordisk A/S, ADR (Denmark)(c)	446,400	50,889,600

Novo Nordisk A/S, Class B (Denmark)	45,900	5,249,673

		105,065,880

Property & Casualty Insurance-0.72%
Chubb Ltd.	100,440	20,735,839

Regional Banks-0.41%
Silvergate Capital Corp., Class A(b)(c)	36,810	4,305,298

SVB Financial Group(b)	15,396	7,507,705

		11,813,003

Residential REITs-0.53%
Camden Property Trust	98,280	15,419,149

Semiconductor Equipment-1.27%
Applied Materials, Inc.	173,700	19,167,795

ASML Holding N.V., New York Shares (Netherlands)	31,130	17,550,160

		36,717,955

Semiconductors-4.76%
NVIDIA Corp.	418,230	77,569,118

QUALCOMM, Inc.	269,280	37,615,723

Semtech Corp.(b)	374,838	22,340,345

		137,525,186

Specialized REITs-2.43%
EPR Properties	1,143,900	60,077,628

SBA Communications Corp., Class A	28,800	9,996,768

		70,074,396

Specialty Chemicals-0.10%
Danimer Scientific, Inc.(b)(c)	729,000	2,857,680

Systems Software-13.06%
Darktrace PLC (United Kingdom)(b)	1,745,000	9,395,636

Gitlab, Inc., Class A(b)(c)	42,267	2,025,857

KnowBe4, Inc., Class A(b)	1,864,800	44,382,240

Microsoft Corp.	746,820	207,257,486

Palo Alto Networks, Inc.(b)	95,660	53,692,045

ServiceNow, Inc.(b)	99,720	47,676,132

Zscaler, Inc.(b)	62,650	12,701,661

		377,131,057

Technology Hardware, Storage & Peripherals-5.03%
Apple, Inc.	921,302	145,243,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Summit Fund

	Shares	Value

Trading Companies & Distributors-0.69%
Fastenal Co.	161,100	$8,910,441

United Rentals, Inc.(b)	34,830	11,024,392

		19,934,833

Trucking-0.54%
Lyft, Inc., Class A(b)	370,800	12,088,080

TuSimple Holdings, Inc., Class A(b)(c)	327,600	3,397,212

		15,485,292

Total Common Stocks & Other Equity Interests (Cost $1,969,688,920)		2,852,890,628

Money Market Funds-1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f)	13,746,338	13,746,338

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(e)(f)	9,878,679	9,876,703

Invesco Treasury Portfolio, Institutional Class, 0.23%(e)(f)	15,710,100	15,710,100

Total Money Market Funds (Cost $39,332,493)		39,333,141

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $2,009,021,413)		2,892,223,769

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.29%
Invesco Private Government Fund, 0.40%(e)(f)(g)	28,489,580	$28,489,580

Invesco Private Prime Fund, 0.35%(e)(f)(g)	66,475,688	66,475,688

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,965,268)		94,965,268

TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $2,103,986,681)		2,987,189,037

OTHER ASSETS LESS LIABILITIES-(3.45)%		(99,744,046)

NET ASSETS-100.00%		$2,887,444,991

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $13,885,851, which represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$245,551	$109,578,883	$(96,078,096)	$-	$-	$13,746,338	$2,626
Invesco Liquid Assets Portfolio, Institutional Class	-	78,270,631	(68,389,570)	648	(5,006)	9,876,703	3,658
Invesco Treasury Portfolio, Institutional Class	504,700	125,233,009	(110,027,609)	-	-	15,710,100	4,003
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,898,426	305,997,473	(349,406,319)	-	-	28,489,580	25,955*
Invesco Private Prime Fund	167,762,995	587,788,036	(689,026,902)	(2)	(48,439)	66,475,688	91,667*
Total	$240,411,672	$1,206,868,032	$(1,312,928,496)	$646	$(53,445)	$134,298,409	$127,909

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Summit Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	35.11%

Consumer Discretionary	14.28

Health Care	13.32

Communication Services	11.67

Industrials	8.28

Energy	4.07

Financials	3.71

Real Estate	2.96

Consumer Staples	2.86

Materials	2.54

Money Market Funds Plus Other Assets Less Liabilities	1.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,969,688,920)*	$2,852,890,628

Investments in affiliated money market funds, at value (Cost $134,297,761)	134,298,409

Foreign currencies, at value (Cost $114,977)	113,305

Receivable for:
Investments sold	22,477,608

Fund shares sold	468,150

Dividends	3,402,986

Investment for trustee deferred compensation and retirement plans	339,731

Other assets	341,893

Total assets	3,014,332,710

Liabilities:
Payable for:
Investments purchased	28,598,992

Fund shares reacquired	1,160,794

Amount due custodian	979,198

Collateral upon return of securities loaned	94,965,268

Accrued fees to affiliates	758,603

Accrued other operating expenses	45,940

Trustee deferred compensation and retirement plans	378,924

Total liabilities	126,887,719

Net assets applicable to shares outstanding	$2,887,444,991

Net assets consist of:
Shares of beneficial interest	$1,831,520,411

Distributable earnings	1,055,924,580

$2,887,444,991

Net Assets:
Class A	$347,773,335

Class C	$21,027,049

Class P	$2,448,003,078

Class S	$4,186,846

Class Y	$48,494,742

Class R5	$901,609

Class R6	$17,058,332

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,688,287

Class C	1,231,051

Class P	114,053,687

Class S	197,890

Class Y	2,258,908

Class R5	41,749

Class R6	787,376

Class A:
Net asset value per share	$20.84

Maximum offering price per share (Net asset value of $20.84 ÷ 94.50%)	$22.05

Class C:
Net asset value and offering price per share	$17.08

Class P:
Net asset value and offering price per share	$21.46

Class S:
Net asset value and offering price per share	$21.16

Class Y:
Net asset value and offering price per share	$21.47

Class R5:
Net asset value and offering price per share	$21.60

Class R6:
Net asset value and offering price per share	$21.66

*	At April 30, 2022, securities with an aggregate value of $91,039,949 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $314,806)	$11,341,479

Dividends from affiliated money market funds (includes securities lending income of $201,204)	211,491

Total investment income	11,552,970

Expenses:

Advisory fees	10,921,777

Administrative services fees	265,218

Custodian fees	11,677

Distribution fees:
Class A	521,566

Class C	133,344

Class P	1,465,714

Class S	3,731

Transfer agent fees – A, C, P, S and Y	1,090,864

Transfer agent fees – R5	693

Transfer agent fees – R6	3,205

Trustees’ and officers’ fees and benefits	21,105

Registration and filing fees	111,560

Reports to shareholders	209

Professional services fees	18,042

Other	9,107

Total expenses	14,577,812

Less: Fees waived and/or expense offset arrangement(s)	(7,976)

Net expenses	14,569,836

Net investment income (loss)	(3,016,866)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	186,028,445

Affiliated investment securities	(53,445)

Foreign currencies	(6,970)

185,968,030

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,127,407,339)

Affiliated investment securities	646

Foreign currencies	(61,423)

(1,127,468,116)

Net realized and unrealized gain (loss)	(941,500,086)

Net increase (decrease) in net assets resulting from operations	$(944,516,952)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income (loss)	$(3,016,866)	$(14,684,582)

Net realized gain	185,968,030	682,759,961

Change in net unrealized appreciation (depreciation)	(1,127,468,116)	419,938,569

Net increase (decrease) in net assets resulting from operations	(944,516,952)	1,088,013,948

Distributions to shareholders from distributable earnings:
Class A	(78,272,197)	(21,485,204)

Class C	(5,901,014)	(2,085,345)

Class P	(532,643,509)	(188,404,827)

Class S	(908,447)	(318,745)

Class Y	(13,495,999)	(4,370,535)

Class R5	(286,940)	(69,406)

Class R6	(3,733,745)	(1,159,595)

Total distributions from distributable earnings	(635,241,851)	(217,893,657)

Share transactions–net:
Class A	63,835,549	86,123,809

Class C	3,061,219	525,710

Class P	408,962,083	(59,048,995)

Class S	824,825	(76,652)

Class Y	(5,308,571)	23,494,634

Class R5	(308,908)	504,909

Class R6	2,669,830	2,413,489

Net increase in net assets resulting from share transactions	473,736,027	53,936,904

Net increase (decrease) in net assets	(1,106,022,776)	924,057,195

Net assets:
Beginning of period	3,993,467,767	3,069,410,572

End of period	$2,887,444,991	$3,993,467,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Summit Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$33.40	$(0.04)	$(7.06)	$(7.10)	$ –	$(5.46)	$(5.46)	$20.84	(24.27)%	$ 347,773	0.97	%(d)	0.97	%(d)	(0.30	)%(d)	38%
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	–	(1.90)	(1.90)	33.40	35.85	476,470	0.99		0.99		(0.53)		47
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	–	(1.87)	(1.87)	26.25	31.23	299,616	0.99		0.99		(0.30)		38
Year ended 10/31/19	20.75	(0.04)	3.17	3.13	–	(2.11)	(2.11)	21.77	17.36	169,883	1.01		1.01		(0.18)		29
Year ended 10/31/18	20.14	(0.05)	1.41	1.36	–	(0.75)	(0.75)	20.75	6.95	114,570	1.02		1.02		(0.24)		35
Year ended 10/31/17	16.56	(0.02)	4.60	4.58	–	(1.00)	(1.00)	20.14	29.20	77,519	1.04		1.04		(0.13)		31
Class C
Six months ended 04/30/22	28.53	(0.11)	(5.88)	(5.99)	–	(5.46)	(5.46)	17.08	(24.57)	21,027	1.72	(d)	1.72	(d)	(1.05	)(d)	38
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	–	(1.90)	(1.90)	28.53	34.86	31,198	1.74		1.74		(1.28)		47
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	–	(1.87)	(1.87)	22.82	30.25	24,427	1.74		1.74		(1.05)		38
Year ended 10/31/19	18.77	(0.17)	2.80	2.63	–	(2.11)	(2.11)	19.29	16.43	15,470	1.76		1.76		(0.93)		29
Year ended 10/31/18	18.41	(0.19)	1.30	1.11	–	(0.75)	(0.75)	18.77	6.22	16,792	1.77		1.77		(0.99)		35
Year ended 10/31/17	15.34	(0.15)	4.22	4.07	–	(1.00)	(1.00)	18.41	28.15	9,325	1.79		1.79		(0.88)		31
Class P
Six months ended 04/30/22	34.21	(0.02)	(7.27)	(7.29)	–	(5.46)	(5.46)	21.46	(24.25)	2,448,003	0.82	(d)	0.82	(d)	(0.15	)(d)	38
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	–	(1.90)	(1.90)	34.21	36.09	3,369,237	0.84		0.84		(0.38)		47
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	–	(1.87)	(1.87)	26.80	31.42	2,675,601	0.84		0.84		(0.15)		38
Year ended 10/31/19	21.05	(0.01)	3.23	3.22	–	(2.11)	(2.11)	22.16	17.55	2,204,984	0.86		0.86		(0.03)		29
Year ended 10/31/18	20.39	(0.02)	1.43	1.41	(0.00)	(0.75)	(0.75)	21.05	7.13	2,024,211	0.87		0.87		(0.09)		35
Year ended 10/31/17	16.75	0.00	4.65	4.65	(0.01)	(1.00)	(1.01)	20.39	29.32	2,044,421	0.89		0.89		0.02		31
Class S
Six months ended 04/30/22	33.81	(0.03)	(7.16)	(7.19)	–	(5.46)	(5.46)	21.16	(24.24)	4,187	0.87	(d)	0.87	(d)	(0.20	)(d)	38
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	–	(1.90)	(1.90)	33.81	36.02	5,626	0.89		0.89		(0.43)		47
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	–	(1.87)	(1.87)	26.52	31.40	4,435	0.89		0.89		(0.20)		38
Year ended 10/31/19	20.89	(0.02)	3.19	3.17	–	(2.11)	(2.11)	21.95	17.44	3,711	0.91		0.91		(0.08)		29
Year ended 10/31/18	20.24	(0.03)	1.43	1.40	–	(0.75)	(0.75)	20.89	7.12	3,405	0.92		0.92		(0.14)		35
Year ended 10/31/17	16.63	(0.01)	4.62	4.61	(0.00)	(1.00)	(1.00)	20.24	29.29	3,521	0.94		0.94		(0.03)		31
Class Y
Six months ended 04/30/22	34.20	(0.01)	(7.26)	(7.27)	–	(5.46)	(5.46)	21.47	(24.19)	48,495	0.72	(d)	0.72	(d)	(0.05	)(d)	38
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	–	(1.90)	(1.90)	34.20	36.22	85,356	0.74		0.74		(0.28)		47
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	–	(1.87)	(1.87)	26.77	31.53	47,894	0.74		0.74		(0.05)		38
Year ended 10/31/19	21.00	0.02	3.21	3.23	–	(2.11)	(2.11)	22.12	17.65	13,414	0.76		0.76		0.07		29
Year ended 10/31/18	20.34	0.00	1.43	1.43	(0.02)	(0.75)	(0.77)	21.00	7.25	14,818	0.77		0.77		0.01		35
Year ended 10/31/17	16.71	0.02	4.64	4.66	(0.03)	(1.00)	(1.03)	20.34	29.46	13,881	0.79		0.79		0.12		31
Class R5
Six months ended 04/30/22	34.37	(0.01)	(7.30)	(7.31)	–	(5.46)	(5.46)	21.60	(24.18)	902	0.76	(d)	0.76	(d)	(0.09	)(d)	38
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	–	(1.90)	(1.90)	34.37	36.14	1,848	0.77		0.77		(0.31)		47
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	–	(1.87)	(1.87)	26.91	31.57	1,002	0.76		0.76		(0.07)		38
Year ended 10/31/19	21.09	0.01	3.23	3.24	–	(2.11)	(2.11)	22.22	17.63	96	0.77		0.77		0.06		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.30	73	0.72		0.72		0.06		35
Year ended 10/31/17	16.77	0.03	4.66	4.69	(0.04)	(1.00)	(1.04)	20.42	29.56	20	0.76		0.76		0.15		31
Class R6
Six months ended 04/30/22	34.45	(0.00)	(7.33)	(7.33)	–	(5.46)	(5.46)	21.66	(24.19)	17,058	0.69	(d)	0.69	(d)	(0.02	)(d)	38
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	–	(1.90)	(1.90)	34.45	36.24	23,732	0.70		0.70		(0.24)		47
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	–	(1.87)	(1.87)	26.95	31.64	16,436	0.70		0.70		(0.01)		38
Year ended 10/31/19	21.09	0.03	3.23	3.26	–	(2.11)	(2.11)	22.24	17.73	12,556	0.71		0.71		0.12		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.29	11,057	0.72		0.72		0.06		35
Year ended 10/31/17(e)	17.61	0.01	2.80	2.81	–	–	–	20.42	15.96	12	0.77	(d)	0.77	(d)	0.14	(d)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Summit Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

13	Invesco Summit Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $5,465 in fees for securities lending agent services.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

14	Invesco Summit Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 10 million	1.000%

Next $140 million	0.750%

Over $150 million	0.625%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $7,311.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

15	Invesco Summit Fund

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The Fund pursuant to the Class C Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $101,815 in front-end sales commissions from the sale of Class A shares and $4,280 and $2,274 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $104,596 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,618,948,950	$233,941,678	$–	$2,852,890,628

Money Market Funds	39,333,141	94,965,268	–	134,298,409

Total Investments	$2,658,282,091	$328,906,946	$–	$2,987,189,037

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $665.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

16	Invesco Summit Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $1,331,668,031 and $1,530,668,829, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,065,662,028

Aggregate unrealized (depreciation) of investments	(192,004,719)

Net unrealized appreciation of investments	$ 873,657,309

Cost of investments for tax purposes is $2,113,531,728.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,784,254	$46,165,566	4,717,122	$144,763,524

Class C	148,483	3,125,800	331,484	8,717,421

Class P	519,679	13,813,007	848,407	26,475,123

Class S	2,096	50,989	7,275	225,971

Class Y	1,120,917	28,408,539	4,206,882	135,569,317

Class R5	1,713	44,817	23,018	714,053

Class R6	63,048	1,642,594	176,408	5,572,144

Issued as reinvestment of dividends:
Class A	2,912,907	74,395,655	729,758	20,527,681

Class C	262,298	5,505,631	79,694	1,927,797

Class P	19,723,009	518,517,916	6,401,306	184,165,559

Class S	34,274	888,373	10,972	312,050

Class Y	475,616	12,499,184	146,242	4,203,003

Class R5	10,774	284,868	2,336	67,515

Class R6	134,215	3,559,383	39,106	1,131,717

Automatic conversion of Class C shares to Class A shares:
Class A	41,369	1,044,915	163,457	4,930,408

Class C	(50,016)	(1,044,915)	(190,458)	(4,930,408)

Reacquired:
Class A	(2,313,774)	(57,770,587)	(2,760,766)	(84,097,804)

Class C	(223,172)	(4,525,297)	(197,490)	(5,189,100)

Class P	(4,683,503)	(123,368,840)	(8,580,070)	(269,689,677)

Class S	(4,891)	(114,537)	(19,097)	(614,673)

Class Y	(1,833,624)	(46,216,294)	(3,645,895)	(116,277,686)

Class R5	(24,504)	(638,593)	(8,821)	(276,659)

Class R6	(98,701)	(2,532,147)	(136,618)	(4,290,372)

Net increase in share activity	18,002,467	$473,736,027	2,344,252	$53,936,904

17	Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$757.30	$4.23	$1,019.98	$4.86	0.97%
Class C	1,000.00	754.30	7.48	1,016.27	8.60	1.72
Class P	1,000.00	757.50	3.57	1,020.73	4.11	0.82
Class S	1,000.00	757.60	3.79	1,020.48	4.36	0.87
Class Y	1,000.00	758.10	3.14	1,021.22	3.61	0.72
Class R5	1,000.00	758.20	3.31	1,021.03	3.81	0.76
Class R6	1,000.00	758.50	3.01	1,021.37	3.46	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Summit Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	SUM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 16, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 16, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 6, 2022